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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21531
                                   -------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103           Richmond, Virginia           23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)                   (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------
Date of fiscal year end:        June 30, 2008
                           ------------------------

Date of reporting period:       June 30, 2008
                           ------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                            TFS MARKET NEUTRAL FUND
                               TFS SMALL CAP FUND

--------------------------------------------------------------------------------
                              each a series of the
                          TFS Capital Investment Trust
--------------------------------------------------------------------------------


                                 ANNUAL REPORT
                                 JUNE 30, 2008


                           [LOGO OMITTED] TFS
                                          CAPITAL(R)


           For more information or assistance in opening an account, please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================

August 15, 2008

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the fiscal year ended June 30, 2008. On behalf of the investment manager, TFS Capital LLC ("TFS"), I'd like to thank you for your investment. Below are performance highlights for the Funds. Please note that the Funds' fiscal year end is changing to October 31, 2008 in an effort to improve operational efficiencies. Consequently, you will be mailed another Annual Report by the end of 2008 describing the period from June 30 through October 31.

TFS MARKET NEUTRAL FUND (TICKER: TFSMX)

--------------------------------------------------------------------------------
                                                              Since inception
                             1 year return     3 year return    (9/7/2004)
--------------------------------------------------------------------------------
TFS Market Neutral Fund           9.93%            16.29%          13.72%
S&P 500 Index                   -13.12%             4.41%           5.51%
--------------------------------------------------------------------------------
Average annual total returns for periods ended 6/30/2008 and since inception.

The TFS Market Neutral Fund continued to perform well during the recent fiscal year posting a 9.93% return. The Fund's return greatly exceeded that of its benchmark, the S&P 500 Index, which posted a -13.12% return over the period. From inception through the fiscal year-end of June 30, 2008, TFSMX generated a 13.72% average annual return and an annualized standard deviation of 7.50%, whereas the S&P 500 Index generated a 5.51% average annual return and an annualized standard deviation of 13.72%. Therefore, from inception through June 30, 2008, TFSMX produced an annual return equal to 249% of the S&P 500 Index while subjecting investors to only 55% of the volatility. Given a slightly positive market exposure (beta) since inception, the positive appreciation of the overall U.S. equity market did contribute slightly to the Fund's strong performance over the periods noted. However, most of the performance can be attributed to equity selection (alpha generation) by TFS. In other words, the models utilized by TFS to assist in picking stocks were generally successful at predicting the relative price movement of stocks within the Fund's target universe.

The strategies used in managing TFSMX have resulted in the Fund having a very low correlation to other asset classes. According to Modern Portfolio Theory
(MPT), investors may benefit significantly by combining non-correlated investments. As such, we encourage investors to evaluate the impact that the inclusion of TFSMX would have on their portfolios. We believe TFSMX is best used as a component of a diversified portfolio of investments rather than a single holding for a given shareholder. We do not recommend allocating the majority of one's assets to TFSMX given the risks inherent in the Fund. For your reference, below are the correlations to several other asset classes.

--------------------------------------------------------------------------------
               Index                                 Correlation Since Inception
--------------------------------------------------------------------------------
S&P 500 Index                                                    0.19
Russell 2000(R) Index                                            0.18
MSCI EAFE Index                                                  0.29
Lehman Brothers U.S. Aggregate Bond Index                        0.00
Wilshire REIT ETF Index                                         -0.03
Dow Jones Commodity Futures                                      0.27
--------------------------------------------------------------------------------
We are pleased to announce that TFSMX's strong performance earned it the 2008 Lipper Award in the Equity Market Neutral category. This award is presented to the Fund in the category with the best 3-year return ending December 31, 2007. For this period TFSMX was ranked #1 out of 23 funds.1

As a result of its performance, TFSMX has experienced significant investor interest and corresponding asset growth. Given that the strategies utilized by TFS have limited capacity, the Fund will eventually need to close, meaning that it will no longer accept additional investments from new or existing shareholders (except reinvestment of dividends and capital gain distributions). If the current asset growth pace continues, the portfolio management team projects that the Fund may need to close by the end of 2008.

TFS SMALL CAP FUND (TICKER: TFSSX)

--------------------------------------------------------------------------------
                                                                 Since inception
                                                  1 year return     (3/7/2006)
--------------------------------------------------------------------------------
TFS Small Cap Fund                                    -16.40%          3.95%
Russell 2000(R) Index                                 -16.19%         -0.67%
--------------------------------------------------------------------------------
Average annual total returns for periods ended 6/30/2008 and since inception.

Through June 30, 2008, TFSSX continued to achieve its objective of outperforming the Russell 2000(R) Index as measured by its performance since inception. From inception on March 7th 2006, through the recent fiscal year-end, it generated an average annual return of 3.95% versus -0.67% for the Russell 2000(R) Index. It did, however, slightly underperform the Index during the fiscal year posting a -16.40% return versus a -16.19% return for Russell 2000(R) Index. It is noteworthy that TFSSX achieved its returns while having an average beta versus the Russell 2000(R) Index since inception of only 0.72, indicating that the Fund's risk-adjusted returns would demonstrate even more favorable separation from the Index. The Fund's incremental return above its benchmark since inception can be attributed to the success of the factor models utilized by TFS.

For both Funds, there were no significant changes to the investing strategy during the period that impacted performance. As described in the prospectus, TFS develops quantitative models through rigorous historical analysis of the stock market. These models help TFS make objective decisions that we believe will lead to good performance.
Best regards,

Larry S. Eiben

Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fee waivers have positively impacted each Fund's performance over the relevant periods and without such waivers Fund performance would have been lower. For each Fund's current expense ratio information please see the Financial Highlights tables included in this Report. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end, are available at www.TFSCapital.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectus contain this and other important information. To obtain a copy of the TFS Funds' prospectus please visit www.TFSCapital.com or call 1-888-534-2001 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The TFS Funds are distributed by Ultimus Fund Distributors, LLC.

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS MARKET NEUTRAL FUND VERSUS THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

        TFS MARKET NEUTRAL FUND                      S&P 500 INDEX
      ----------------------------             --------------------------
        9/7/2004        $ 10,000               9/7/2004        $10,000
       9/30/2004          10,240              9/30/2004          9,951
      12/31/2004          10,347             12/31/2004         10,869
       3/31/2005          10,297              3/31/2005         10,636
       6/30/2005          10,377              6/30/2005         10,781
       9/30/2005          10,748              9/30/2005         11,170
      12/31/2005          10,955             12/31/2005         11,403
       3/31/2006          11,766              3/31/2006         11,883
       6/30/2006          12,457              6/30/2006         11,712
       9/30/2006          12,337              9/30/2006         12,375
      12/31/2006          13,605             12/31/2006         13,204
       3/31/2007          13,951              3/31/2007         13,289
       6/30/2007          14,846              6/30/2007         14,123
       9/30/2007          14,368              9/30/2007         14,410
      12/31/2007          15,169             12/31/2007         13,929
       3/31/2008          14,938              3/31/2008         12,614
       6/30/2008          16,320              6/30/2008         12,270

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                      FOR THE PERIODS ENDED JUNE 30, 2008

                           1 Year    Since Inception(b)
                           ------    ------------------
                            9.93%          13.72%
--------------------------------------------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was September 7, 2004.

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS SMALL CAP FUND VERSUS THE RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

           TFS SMALL CAP FUND                      RUSSELL 2000 INDEX
      ----------------------------             --------------------------
        3/7/2006         $ 10,000               3/7/2006        $10,000
       3/31/2006           10,580              3/31/2006         10,623
       4/30/2006           10,730              4/30/2006         10,622
       5/31/2006           10,160              5/31/2006         10,025
       6/30/2006           10,390              6/30/2006         10,090
       7/31/2006           10,000              7/31/2006          9,761
       8/31/2006           10,160              8/31/2006         10,050
       9/30/2006           10,130              9/30/2006         10,134
      10/31/2006           10,790             10/31/2006         10,717
      11/30/2006           11,240             11/30/2006         11,000
      12/31/2006           11,473             12/31/2006         11,036
       1/31/2007           11,723              1/31/2007         11,221
       2/28/2007           11,503              2/28/2007         11,132
       3/31/2007           11,833              3/31/2007         11,251
       4/30/2007           12,163              4/30/2007         11,453
       5/31/2007           12,734              5/31/2007         11,922
       6/30/2007           13,084              6/30/2007         11,748
       7/31/2007           12,223              7/31/2007         10,944
       8/31/2007           11,943              8/31/2007         11,192
       9/30/2007           12,363              9/30/2007         11,384
      10/31/2007           12,924             10/31/2007         11,711
      11/30/2007           11,813             11/30/2007         10,870
      12/31/2007           12,042             12/31/2007         10,863
       1/31/2008           10,926              1/31/2008         10,123
       2/29/2008           11,044              2/29/2008          9,747
       3/31/2008           10,726              3/31/2008          9,788
       4/30/2008           11,126              4/30/2008         10,198
       5/31/2008           11,854              5/31/2008         10,666
       6/30/2008           10,938              6/30/2008          9,845

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                      FOR THE PERIODS ENDED JUNE 30, 2008

                           1 Year    Since Inception(b)
                           ------    ------------------
                           -16.40%          3.95%

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was March 7, 2006.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
JUNE 30, 2008 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                              [BAR CHART OMITTED]

                                              TFS MARKET     S&P 500
                                             NEUTRAL FUND     INDEX
                                             -----------------------
           Consumer Discretionary                -4.3%         8.1%
           Consumer Staples                       0.2%        10.8%
           Energy                                 7.6%        16.2%
           Financials                            -3.8%        14.3%
           Health Care                           -0.6%        11.9%
           Industrials                            4.9%        11.1%
           Information Technology                10.1%        16.4%
           Materials                              2.5%         3.9%
           Telecommunications Services           -0.4%         3.3%
           Utilities                              0.1%         4.0%
           Closed-End Funds                      14.3%         0.0%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

TOP 10 LONG EQUITY POSITIONS              TOP 10 SHORT EQUITY POSITIONS
----------------------------------------  --------------------------------------
                                 % OF                                    % OF
SECURITY DESCRIPTION          NET ASSETS  SECURITY DESCRIPTION        NET ASSETS
----------------------------------------  --------------------------------------
Bruker Corporation               0.49%    Third Wave Technologies, Inc.  0.31%
Solera Holdings, Inc.            0.48%    Chattem, Inc.                  0.27%
T-3 Energy Services, Inc.        0.47%    Metalico, Inc.                 0.27%
Hanger Oprthopedic Group, Inc.   0.47%    Knight Transportation, Inc.    0.26%
Venoco, Inc.                     0.46%    Auxilium Pharmaceuticals, Inc. 0.26%
Digimarc Corporation             0.46%    PetroQuest Energy, Inc.        0.26%
New York & Company, Inc.         0.46%    Evergreen Solar, Inc.          0.24%
Chart Industries, Inc.           0.46%    ViroPharma, Inc.               0.24%
Fuel Systems Solutions, Inc.     0.46%    Rent-A-Center, Inc.            0.24%
Westwood Holdings Group, Inc.    0.44%    SWS Group, Inc.                0.24%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
JUNE 30, 2008 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                      SECTOR ALLOCATION (% OF NET ASSETS)

                              [BAR CHART OMITTED]

                                                        TFS SMALL
                                                         CAP FUND
                                                        ---------
              Consumer Discretionary                      11.5%
              Consumer Staples                             5.7%
              Energy                                       6.8%
              Financials                                  17.8%
              Health Care                                 14.7%
              Industrials                                 18.2%
              Information Technology                      17.8%
              Materials                                    4.8%
              Telecommunications Services                  0.7%
              Utilities                                    1.8%


                   TOP 10 EQUITY POSITIONS
                   ------------------------------------------
                                                      % OF
                   SECURITY DESCRIPTION            NET ASSETS
                   ------------------------------------------
                   Abraxas Petroleum Corporation      1.03%
                   Digimarc Corporation               0.99%
                   Franklin Covey Company             0.98%
                   Home Diagnostics, Inc.             0.95%
                   NCI, Inc. - Class A                0.92%
                   Fuel Systems Solutions, Inc.       0.92%
                   DXP Enterprises, Inc.              0.91%
                   Thomas & Betts Corporation         0.91%
                   Diamond Foods, Inc.                0.91%
                   Unitil Corporation                 0.89%

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
================================================================================
    SHARES   COMMON STOCKS -- 81.0%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.9%
    31,843   Applied Signal Technology, Inc. (b) ...............   $    434,975
    10,848   Argon ST, Inc. (a) ................................        269,030
    21,656   Astronics Corporation (a) (b) .....................        301,235
    22,900   Axsys Technologies, Inc. (a) (b) ..................      1,191,716
    38,162   Ducommun, Inc. (a) (b) ............................        876,200
    42,992   LMI Aerospace, Inc. (a) (b) .......................        755,370
    26,854   Stanley, Inc. (a) (b) .............................        900,146
    14,100   TransDigm Group, Inc. (a) .........................        473,619
                                                                   ------------
                                                                      5,202,291
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 0.5%
    72,768   Air Transport Services Group, Inc. (a) ............         72,768
     6,200   Atlas Air Worldwide Holdings, Inc. (a) ............        306,652
    53,200   UTI Worldwide, Inc. (b) ...........................      1,061,340
                                                                   ------------
                                                                      1,440,760
                                                                   ------------
             AIRLINES -- 0.9%
    51,824   Allegiant Travel Company (a) (b) ..................        963,408
    27,717   Copa Holdings SA - Class A (b) ....................        780,510
    39,430   Hawaiian Holdings, Inc. (a) .......................        274,039
    35,700   Republic Airways Holdings, Inc. (a) ...............        309,162
                                                                   ------------
                                                                      2,327,119
                                                                   ------------
             AUTO COMPONENTS -- 1.0%
    15,000   China Automotive Systems, Inc. (a) ................         87,750
    32,100   Fuel Systems Solutions, Inc. (a) (b) ..............      1,235,850
     7,000   Gentex Corporation ................................        101,080
    14,621   Hawk Corporation - Class A (a) (b) ................        271,951
    17,302   Noble International Ltd. ..........................         77,340
    17,503   Sauer-Danfoss, Inc. ...............................        545,218
       435   Shiloh Industries, Inc. ...........................          4,085
    25,000   TRW Automotive Holdings Corporation (a) ...........        461,750
                                                                   ------------
                                                                      2,785,024
                                                                   ------------
             BIOTECHNOLOGY -- 2.3%
    33,422   Cytori Therapeutics, Inc. (a) .....................        216,574
    86,676   Dyax Corporation (a) (b) ..........................        268,696
    93,488   Emergent BioSolutions, Inc. (a) (b) ...............        928,336
    26,832   Genomic Health, Inc. (a) (b) ......................        513,833
    31,200   GTx, Inc. (a) (b) .................................        447,720
    20,749   Idera Pharmaceuticals, Inc. (a) ...................        303,143
    30,096   Immunogen, Inc. (a) ...............................         92,094
    37,373   Iomai Corporation (a) (b) .........................        242,551
    38,900   Isis Pharmaceuticals, Inc. (a) (b) ................        530,207
    15,000   Myriad Genetics, Inc. (a) (b) .....................        682,800
    16,359   Pharmasset, Inc. (a) ..............................        308,858
       286   Protalix BioTherapeutics, Inc. (a) ................            775
   144,280   Repligen Corporation (a) (b) ......................        681,001
    28,490   Telik, Inc. (a) ...................................         34,473
     8,700   United Therapeutics Corporation (a) (b) ...........        850,425
                                                                   ------------
                                                                      6,101,486
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             BUILDING PRODUCTS -- 0.8%
    30,106   Armstrong World Industries, Inc. (a) (b) ..........   $    879,697
    46,499   China Architectural Engineering, Inc. (a) .........        454,295
    26,530   Lennox International, Inc. (b) ....................        768,309
                                                                   ------------
                                                                      2,102,301
                                                                   ------------
             CAPITAL MARKETS -- 2.1%
     7,404   American Physicians Service Group, Inc. ...........        163,184
       461   Diamond Hill Investment Group, Inc. (a) ...........         38,494
    14,791   FCStone Group, Inc. (a) (b) .......................        413,113
     6,022   GAMCO Investors, Inc. .............................        298,812
    41,700   GFI Group, Inc. (b) ...............................        375,717
    32,279   Gladstone Investment Corporation ..................        207,554
   149,391   GLG Partners, Inc. (b) ............................      1,165,250
    12,900   Harris & Harris Group, Inc. (a) ...................         77,400
    12,594   Highland Distressed Opportunities, Inc. ...........         72,289
    22,344   Investment Technology Group, Inc. (a) (b) .........        747,630
    42,209   Ladenburg Thalmann Financial Services, Inc. (a) ...         63,735
    78,521   MCG Capital Corporation (b) .......................        312,514
    78,900   MF Global Ltd. (a) ................................        497,859
    30,000   Westwood Holdings Group, Inc. (b) .................      1,194,000
                                                                   ------------
                                                                      5,627,551
                                                                   ------------
             CHEMICALS -- 1.5%
     4,204   American Pacific Corporation (a) ..................         72,477
     4,547   Balchem Corporation ...............................        105,172
   110,068   Chemtura Corporation (b) ..........................        642,797
   114,193   ICO, Inc. (a) (b) .................................        687,442
    26,208   KMG Chemicals, Inc. (b) ...........................        270,729
    11,700   Koppers Holdings, Inc. ............................        489,879
    13,446   LSB Industries, Inc. (a) (b) ......................        266,231
    31,075   OMNOVA Solutions, Inc. (a) ........................         86,388
    32,414   Quaker Chemical Corporation (b) ...................        864,157
    12,440   Stepan Company (b) ................................        567,513
                                                                   ------------
                                                                      4,052,785
                                                                   ------------
             COMMERCIAL BANKS -- 1.5%
    12,571   Bancorp Rhode Island, Inc. (b) ....................        359,153
     3,141   BancTrust Financial Group, Inc. ...................         20,699
     3,500   Bank of Granite Corporation .......................         24,885
       112   Bank of Marin Bancorp .............................          2,744
    10,075   Cadence Financial Corporation (b) .................        109,112
     2,857   Camden National Corporation .......................         66,511
    42,738   Cardinal Financial Corporation (b) ................        267,540
     1,160   Cascade Financial Corporation .....................          7,552
       222   Citizens & Northern Corporation ...................          3,676
     4,200   Columbia Bancorp ..................................         30,072
     2,094   Enterprise Financial Services Corporation .........         39,472
       600   Financial Institutions, Inc. ......................          9,636
    10,144   First Security Group, Inc. (b) ....................         56,603
    12,091   Gateway Financial Holdings, Inc. (b) ..............         92,738
       279   German American Bancorp, Inc. .....................          3,239

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             COMMERCIAL BANKS -- 1.5% (CONTINUED)
    30,542   Investors Bancorp, Inc. (a) (b) ...................   $    398,878
     2,914   NewBridge Bancorp .................................         20,107
     1,598   Northrim BanCorp, Inc. ............................         29,036
    25,407   Oriental Financial Group, Inc. (b) ................        362,304
       800   Peapack Gladstone Financial Corporation ...........         17,576
       200   Pennsylvania Commerce Bancorp, Inc. (a) ...........          4,810
         1   Porter Bancorp, Inc. ..............................             15
    33,826   PremierWest Bancorp, Inc. (b) .....................        197,544
    11,503   Republic Bancorp, Inc. - Class A (b) ..............        282,974
    65,438   Santander BanCorp (b) .............................        694,297
       300   Shore Bancshares, Inc. ............................          5,616
     2,600   State Bancorp, Inc. ...............................         32,500
    18,179   StellarOne Corporation ............................        265,413
     9,570   Suffolk Bancorp (b) ...............................        281,167
       553   United Security Bancshares, Inc. ..................          8,710
       796   West Bancorporation, Inc. .........................          6,925
    35,989   Western Alliance Bancorp (a) (b) ..................        279,275
     1,202   Yadkin Valley Financial Corporation ...............         14,364
                                                                   ------------
                                                                      3,995,143
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 2.7%
    43,844   Angelica Corporation (b) ..........................        932,562
    33,353   COMSYS IT Partners, Inc. (a) (b) ..................        304,179
     8,000   Consolidated Graphics, Inc. (a) (b) ...............        394,160
    11,600   Corporate Executive Board Company (The) ...........        487,780
    20,400   EnergySolutions, Inc. .............................        455,940
    45,794   GP Strategies Corporation (a) (b) .................        460,230
    35,300   Heckmann Corporation (a) ..........................        316,288
    54,582   Hill International, Inc. (a) (b) ..................        897,328
    19,700   ICF International, Inc. (a) (b) ...................        327,414
       716   Intersections, Inc. (a) ...........................          7,826
    19,700   Marathon Acquisition Corporation (a) ..............        154,054
    52,764   PeopleSupport, Inc. (a) (b) .......................        448,494
    76,133   PRG-Schultz International, Inc. (a) (b) ...........        716,412
     4,392   School Specialty, Inc. (a) ........................        130,574
    20,000   Tetra Tech, Inc. (a) (b) ..........................        452,400
    49,987   Volt Information Sciences, Inc. (a) (b) ...........        595,345
     4,503   VSE Corporation ...................................        123,832
                                                                   ------------
                                                                      7,204,818
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 2.8%
    14,200   Airvana, Inc. (a) .................................         76,112
   144,236   Aruba Networks, Inc. (a) (b) ......................        754,354
   165,017   BigBand Networks, Inc. (a) (b) ....................        780,530
    75,606   Cogo Group, Inc. (a) (b) ..........................        688,771
    29,860   DG FastChannel, Inc. (a) (b) ......................        515,085
    38,800   Foundry Networks, Inc. (a) (b) ....................        458,616
    11,256   Hughes Communications, Inc. (a) ...................        552,557
    52,400   Infinera Corporation (a) ..........................        462,168
     3,000   KVH Industries, Inc. (a) ..........................         24,990

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT -- 2.8% (CONTINUED)
     8,400   Neutral Tandem, Inc. (a) ..........................   $    147,000
   142,956   Opnext, Inc. (a) (b) ..............................        769,103
       241   Optium Corporation (a) ............................          1,755
    58,351   PCTel, Inc. (a) (b) ...............................        559,586
    27,797   Polycom, Inc. (a) (b) .............................        677,135
    43,765   ShoreTel, Inc. (a) ................................        193,441
   192,090   Tellabs, Inc. (a) (b) .............................        893,219
   150,803   Zhone Technologies, Inc. (a) (b) ..................        117,626
                                                                   ------------
                                                                      7,672,048
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 0.6%
    37,000   3PAR, Inc. (a) ....................................        290,080
    16,800   Compellent Technologies, Inc. (a) .................        190,512
    37,989   Netezza Corporation (a) ...........................        436,114
    27,625   Presstek, Inc. (a) ................................        137,020
    62,300   Super Micro Computer, Inc. (a) ....................        459,774
                                                                   ------------
                                                                      1,513,500
                                                                   ------------
             CONSTRUCTION & ENGINEERING -- 0.6%
    93,451   Furmanite Corporation (a) (b) .....................        745,739
    15,816   Great Lakes Dredge & Dock Corporation .............         96,636
    44,033   Sterling Construction Company, Inc. (a) (b) .......        874,495
                                                                   ------------
                                                                      1,716,870
                                                                   ------------
             CONSTRUCTION MATERIALS -- 0.1%
        42   United States Lime & Minerals, Inc. (a) ...........          1,662
    27,841   U.S. Concrete, Inc. (a) ...........................        132,523
                                                                   ------------
                                                                        134,185
                                                                   ------------
             CONSUMER FINANCE -- 0.5%
    51,487   Advance America Cash Advance Centers, Inc. (b) ....        261,554
    24,001   Dollar Financial Corporation (a) (b) ..............        362,655
       902   EZCORP, Inc. - Class A (a) (b) ....................         11,501
    27,100   First Cash Financial Services, Inc. (a) (b) .......        406,229
     3,663   Rewards Network, Inc. (a) .........................         15,055
     2,931   Student Loan Corporation (The) (b) ................        287,472
                                                                   ------------
                                                                      1,344,466
                                                                   ------------
             CONTAINERS & PACKAGING -- 0.4%
    22,300   Packaging Corporation of America ..................        479,673
   152,700   Smurfit-Stone Container Corporation (a) ...........        621,489
                                                                   ------------
                                                                      1,101,162
                                                                   ------------
             DISTRIBUTORS -- 0.0%
       200   Aristotle Corporation (The) (a) ...................          1,492
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES -- 1.1%
    13,053   Carriage Services, Inc. (a) .......................         86,150
    19,402   Coinstar, Inc. (a) (b) ............................        634,639
    21,862   Hillenbrand, Inc. .................................        467,847
     8,800   ITT Educational Services, Inc. (a) (b) ............        727,144
    29,157   Learning Tree International, Inc. (a) (b) .........        498,585
    15,153   Lincoln Educational Services Corporation (a) ......        176,229

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             DIVERSIFIED CONSUMER SERVICES -- 1.1% (CONTINUED)
     3,701   Mac-Gray Corporation (a) ..........................   $     43,450
    35,271   Princeton Review, Inc. (a) (b) ....................        238,432
                                                                   ------------
                                                                      2,872,476
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES -- 0.5%
    24,200   Compass Diversified Holdings ......................        276,606
    97,083   KKR Financial Holdings LLC (b) ....................      1,019,372
    12,697   Medallion Financial Corporation ...................        119,605
                                                                   ------------
                                                                      1,415,583
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
     2,987   FiberNet Telecom Group, Inc. (a) ..................         25,240
    22,500   Global Crossing Ltd. (a) (b) ......................        403,650
     3,895   HickoryTech Corporation ...........................         32,212
     2,000   Otelco, Inc. ......................................         32,300
                                                                   ------------
                                                                        493,402
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 1.9%
    76,944   Advanced Battery Technologies, Inc. (a) (b) .......        443,966
    23,400   American Superconductor Corporation (a) (b) .......        838,890
    18,266   Chase Corporation (b) .............................        342,305
    72,000   China BAK Battery, Inc. (a) .......................        339,120
    19,335   Harbin Electric, Inc. (a) (b) .....................        274,750
    19,793   LaBarge, Inc. (a) .................................        257,309
    12,900   Magnetek, Inc. (a) ................................         54,567
    42,299   Polypore International, Inc. (a) (b) ..............      1,071,434
       321   Preformed Line Products Company ...................         12,940
    22,002   Thomas & Betts Corporation (a) (b) ................        832,776
    21,300   Ultralife Corporation (a) .........................        227,697
    31,356   Vicor Corporation (b) .............................        312,933
                                                                   ------------
                                                                      5,008,687
                                                                   ------------
             ELECTRIC UTILITIES -- 0.7%
    36,619   Great Plains Energy, Inc. (b) .....................        925,728
       601   Maine & Maritimes Corporation (a) .................         25,482
    21,300   Portland General Electric Company .................        479,676
    18,701   UIL Holdings Corporation (b) ......................        549,997
       100   Unitil Corporation ................................          2,711
                                                                   ------------
                                                                      1,983,594
                                                                   ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
   105,800   Brightpoint, Inc. (a) (b) .........................        772,340
    26,539   Coherent, Inc. (a) (b) ............................        793,251
     4,886   DDi Corporation (a) ...............................         29,365
    10,055   Keithley Instruments, Inc. ........................         95,523
     5,570   LeCroy Corporation (a) ............................         49,684
    35,930   National Instruments Corporation (b) ..............      1,019,334
     3,502   PAR Technology Corporation (a) ....................         26,160
    29,521   PC Connection, Inc. (a) (b) .......................        274,841
    67,493   Photon Dynamics, Inc. (a) (b) .....................      1,017,794
     7,200   RAE Systems, Inc. (a) .............................         10,296
    56,488   Spectrum Control, Inc. (a) ........................        463,202

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3% (CONTINUED)
    25,570   Tech Data Corporation (a) (b) .....................   $    866,567
    93,300   Vishay Intertechnology, Inc. (a) (b) ..............        827,571
       380   Zones, Inc. (a) ...................................          2,975
                                                                   ------------
                                                                      6,248,903
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 2.0%
    12,610   Bolt Technology Corporation (a) ...................        284,608
     6,600   Gulf Island Fabrication, Inc. .....................        322,938
    47,399   Mitcham Industries, Inc. (a) (b) ..................        809,575
    36,472   Natural Gas Services Group, Inc. (a) (b) ..........      1,111,666
    59,458   OMNI Energy Services Corporation (a) ..............        381,126
    10,312   SEACOR Holdings, Inc. (a) (b) .....................        923,027
    15,900   T-3 Energy Services, Inc. (a) (b) .................      1,263,573
     6,905   TGC Industries, Inc. (a) ..........................         61,455
    11,519   Union Drilling, Inc. (a) ..........................        249,732
                                                                   ------------
                                                                      5,407,700
                                                                   ------------
             FOOD & STAPLES RETAILING -- 0.1%
    30,865   Susser Holdings Corporation (a) (b) ...............        298,773
                                                                   ------------

             FOOD PRODUCTS -- 2.0%
    20,690   B&G Foods, Inc. ...................................        193,245
     2,600   Calavo Growers, Inc. ..............................         31,850
    43,500   Darling International, Inc. (a) (b) ...............        718,620
   116,108   Del Monte Foods Company (b) .......................        824,367
    46,659   Diamond Foods, Inc. (b) ...........................      1,075,023
    45,559   Fresh Del Monte Produce, Inc. (a) (b) .............      1,073,826
        98   Griffin Land & Nurseries, Inc. ....................          3,008
    60,910   Omega Protein Corporation (a) (b) .................        910,604
    43,698   Reddy Ice Holdings, Inc. (b) ......................        597,789
                                                                   ------------
                                                                      5,428,332
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
    74,609   Alphatec Holdings, Inc. (a) (b) ...................        304,405
    23,747   Anika Therapeutics, Inc. (a) (b) ..................        203,987
     2,705   AtriCure, Inc. (a) ................................         29,187
       103   Atrion Corporation ................................          9,870
    37,200   Cardiac Science Corporation (a) (b) ...............        305,040
     2,127   Endologix, Inc. (a) ...............................          4,913
    33,639   Exactech, Inc. (a) (b) ............................        864,859
    37,053   HealthTronics, Inc. (a) ...........................        121,163
    18,000   Hill-Rom Holdings, Inc. ...........................        485,640
    28,600   Hologic, Inc. (a) (b) .............................        623,480
    40,956   Home Diagnostics, Inc. (a) (b) ....................        371,061
    55,703   IRIS International, Inc. (a) (b) ..................        871,752
    22,717   Neogen Corporation (a) (b) ........................        519,992
   138,824   Orthovita, Inc. (a) (b) ...........................        284,589
    30,254   Thoratec Corporation (a) (b) ......................        526,117
    54,191   VNUS Medical Technologies, Inc. (a) (b) ...........      1,084,362
    12,148   Young Innovations, Inc. (b) .......................        252,921
                                                                   ------------
                                                                      6,863,338
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES -- 2.9%
     3,600   Animal Health International, Inc. (a) .............   $     22,428
    22,834   Bio-Reference Labs, Inc. (a) (b) ..................        509,427
   108,213   BioScrip, Inc. (a) (b) ............................        280,272
         1   Chindex International, Inc. (a) (b) ...............              7
    25,603   Corvel Corporation (a) ............................        867,174
    76,600   Hanger Orthopedic Group, Inc. (a) (b) .............      1,263,134
    22,232   HealthExtras, Inc. (a) (b) ........................        670,072
   116,091   Health Grades, Inc. (a) (b) .......................        521,249
     7,027   Landauer, Inc. (b) ................................        395,198
    25,066   LHC Group, Inc. (a) (b) ...........................        582,785
    15,500   LifePoint Hospitals, Inc. (a) (b) .................        438,650
    46,153   Metropolitan Health Networks, Inc. (a) ............         83,537
    34,772   NovaMed, Inc. (a) .................................        131,090
    15,366   Providence Service Corporation (The) (a) (b) ......        324,376
     4,001   RehabCare Group, Inc. (a) (b) .....................         64,136
    51,256   U.S. Physical Therapy, Inc. (a) (b) ...............        841,111
    24,667   WellCare Health Plans, Inc. (a) (b) ...............        891,712
                                                                   ------------
                                                                      7,886,358
                                                                   ------------
             HEALTH CARE TECHNOLOGY -- 0.3%
     5,600   iCad, Inc. (a) ....................................         16,576
    22,938   MedAssets, Inc. (a) ...............................        391,093
    35,700   Omnicell, Inc. (a) (b) ............................        470,526
                                                                   ------------
                                                                        878,195
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.2%
       562   Ark Restaurants Corporation .......................         14,561
    12,200   Bally Technologies, Inc. (a) (b) ..................        412,360
     8,112   Dover Motorsports, Inc. ...........................         41,290
    22,880   International Speedway Corporation - Class A(b) ...        893,006
   128,485   Luby's, Inc. (a) (b) ..............................        783,759
    12,900   O'Charleys, Inc. ..................................        129,774
    20,448   Orient-Express Hotels Ltd. (b) ....................        888,261
    17,442   Peet's Coffee & Tea, Inc. (a) (b) .................        345,701
    14,059   PF Chang's China Bistro, Inc. (a) (b) .............        314,078
    54,925   Red Lion Hotels Corporation (a) ...................        437,752
     1,200   Rubio's Restaurants, Inc. (a) .....................          6,012
    57,227   Texas Roadhouse, Inc. (a) (b) .....................        513,326
    41,700   Town Sports International Holdings, Inc. (a) (b) ..        389,478
    27,200   WMS Industries, Inc. (a) (b) ......................        809,744
                                                                   ------------
                                                                      5,979,102
                                                                   ------------
             HOUSEHOLD DURABLES -- 0.1%
    15,500   Ryland Group, Inc. (b) ............................        338,055
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 0.1%
    62,422   Central Garden and Pet Company (a) ................        284,020
     4,187   Oil-Dri Corporation of America (b) ................         75,157
                                                                   ------------
                                                                        359,177
                                                                   ------------
             INDUSTRIAL CONGLOMERATES -- 0.3%
    16,587   Teleflex, Inc. (b) ................................        922,071
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INSURANCE -- 2.4%
    47,632   Affirmative Insurance Holdings, Inc. (b) ..........   $    323,898
    19,010   Allied World Assurance Company Holdings Ltd. (b) ..        753,176
    39,776   American Safety Insurance Holdings Ltd. (a) (b) ...        571,979
    84,524   Castlepoint Holdings Ltd. (b) .....................        768,323
    24,517   Citizens, Inc. (a) ................................        150,289
    10,071   Crawford & Company - Class B (a) ..................         80,467
     6,534   Donegal Group, Inc. ...............................        103,695
    12,869   Eastern Insurance Holdings, Inc. (b) ..............        200,756
     5,807   FPIC Insurance Group, Inc. (a) (b) ................        263,173
    23,009   Hallmark Financial Services, Inc. (a) .............        222,497
    20,015   Hanover Insurance Group, Inc. (The) (b) ...........        850,638
    12,506   Harleysville Group, Inc. (b) ......................        423,078
    44,538   OneBeacon Insurance Group Ltd. (b) ................        782,533
    15,708   State Auto Financial Corporation (b) ..............        375,892
     5,600   Unitrin, Inc. .....................................        154,392
    16,041   Universal Insurance Holdings, Inc. ................         56,785
    26,100   Validus Holdings Ltd. .............................        554,625
                                                                   ------------
                                                                      6,636,196
                                                                   ------------
             INTERNET & CATALOG RETAIL -- 0.3%
   109,662   drugstore.com, Inc. (a) (b) .......................        208,358
    19,414   PC Mall, Inc. (a) (b) .............................        263,254
    33,779   PetMed Express, Inc. (a) (b) ......................        413,792
                                                                   ------------
                                                                        885,404
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 1.8%
    88,815   AsiaInfo Holdings, Inc. (a) (b) ...................      1,049,793
    44,648   comScore, Inc. (a) (b) ............................        974,219
    46,700   Earthlink, Inc. (a) (b) ...........................        403,955
    14,379   Internet Brands, Inc. - Class A (a) ...............         95,333
   101,318   Limelight Networks, Inc. (a) ......................        387,035
    13,000   MercadoLibre, Inc. (a) ............................        448,370
    63,630   NaviSite, Inc. (a) ................................        241,794
    66,013   Perficient, Inc. (a) (b) ..........................        637,686
    54,505   SupportSoft, Inc. (a) .............................        177,141
    16,663   WebMD Health Corporation (a) (b) ..................        464,898
                                                                   ------------
                                                                      4,880,224
                                                                   ------------
             IT SERVICES -- 2.7%
    65,719   Acxiom Corporation (b) ............................        755,111
   125,962   Ciber, Inc. (a) (b) ...............................        782,224
    75,356   Convergys Corporation (a) (b) .....................      1,119,790
    35,895   Cybersource Corporation (a) (b) ...................        600,523
   111,467   Hackett Group, Inc. (The) (a) (b) .................        639,821
    40,277   NCI, Inc. - Class A (a) (b) .......................        921,538
    22,944   Perot Systems Corporation (a) (b) .................        344,389
   126,933   Sapient Corporation (a) (b) .......................        814,910
     7,571   Startek, Inc. (a) .................................         71,167
    15,800   TeleTech Holdings, Inc. (a) .......................        315,368
     7,560   Tier Technologies, Inc. (a) .......................         60,556
   204,152   Unisys Corporation (a) (b) ........................        806,400
    12,890   Virtusa Corporation (a) ...........................        130,576
                                                                   ------------
                                                                      7,362,373
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.9%
    21,404   Accelrys, Inc. (a) ................................   $    103,381
    42,104   Affymetrix, Inc. (a) (b) ..........................        433,250
   103,700   Bruker Corporation (a) (b) ........................      1,332,545
     5,213   Harvard Bioscience, Inc. (a) ......................         24,241
    30,052   Medtox Scientific, Inc. (a) (b) ...................        417,122
                                                                   ------------
                                                                      2,310,539
                                                                   ------------
             MACHINERY -- 2.6%
    18,500   Altra Holdings, Inc. (a) ..........................        310,985
    12,522   Ampco-Pittsburgh Corporation (b) ..................        556,979
    25,600   Chart Industries, Inc. (a) (b) ....................      1,245,184
     2,661   L.S. Starrett Company (The) .......................         62,906
    67,122   Lydall, Inc. (a) (b) ..............................        842,381
    68,895   Met-Pro Corporation (b) ...........................        919,748
    12,000   Middleby Corporation (a) (b) ......................        526,920
    58,728   NN, Inc. (b) ......................................        818,668
     7,002   Peerless Manufacturing Company (a) ................        328,184
    16,323   Tecumseh Products Company - Class A (a) (b) .......        535,068
    30,932   Thermadyne Holdings Corporation (a) (b) ...........        457,484
    72,591   TurboChef Technologies, Inc. (a) (b) ..............        346,985
                                                                   ------------
                                                                      6,951,492
                                                                   ------------
             MARINE -- 1.5%
    19,808   Eagle Bulk Shipping, Inc. (b) .....................        585,723
    10,500   Genco Shipping & Trading Ltd. (b) .................        684,600
    16,146   International Shipholding Corporation (a) .........        378,462
    73,711   Star Bulk Carriers Corporation (b) ................        869,053
    13,200   TBS International Ltd. (a) ........................        527,340
    74,683   Ultrapetrol (Bahamas) Ltd. (a) (b) ................        941,753
                                                                   ------------
                                                                      3,986,931
                                                                   ------------
             MEDIA -- 0.6%
     4,482   Corus Entertainment, Inc. - Class B ...............         80,228
     8,500   Global Traffic Network, Inc. (a) ..................         75,990
    33,200   Liberty Media Corporation - Capital - Series A (a)         478,080
    50,883   Martha Stewart Living Omnimedia, Inc. -
               Class A (a) (b) .................................        376,534
    33,144   Media General, Inc. - Class A (b) .................        396,071
    19,607   Rentrak Corporation (a) (b) .......................        276,067
       700   Saga Communications, Inc. - Class A (a) ...........          3,507
                                                                   ------------
                                                                      1,686,477
                                                                   ------------
             METALS & MINING -- 2.2%
    10,300   Allied Nevada Gold Corporation (a) ................         60,667
    10,900   Carpenter Technology Corporation ..................        475,785
   187,753   China Precision Steel, Inc. (a) (b) ...............        824,236
    13,822   Compass Minerals International, Inc. (b) ..........      1,113,500
    66,720   Gammon Gold, Inc. (a) (b) .........................        723,912
    32,474   Horsehead Holding Corporation (a) .................        394,884
   128,600   IAMGOLD Corporation (b) ...........................        778,030
    26,561   Mesabi Trust (b) ..................................        818,079
    26,082   Royal Gold, Inc. (b) ..............................        817,932
                                                                   ------------
                                                                      6,007,025
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             MULTI-LINE RETAIL -- 0.2%
   100,550   Tuesday Morning Corporation (a) (b) ...............   $    413,260
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 8.2%
   202,211   Abraxas Petroleum Corporation (a) (b) .............      1,093,962
     2,648   Adams Resources & Energy, Inc. ....................         89,767
   156,241   American Oil & Gas, Inc. (a) ......................        612,465
    17,946   Approach Resources, Inc. (a) ......................        480,773
    17,900   Arena Resources, Inc. (a) (b) .....................        945,478
   160,385   BMB Munai, Inc. (a) (b) ...........................        952,687
    41,509   Bois d'Arc Energy, Inc. (a) (b) ...................      1,009,084
   115,334   Cano Petroleum, Inc. (a) (b) ......................        915,752
     9,100   Carrizo Oil & Gas, Inc. (a) (b) ...................        619,619
    53,986   Clean Energy Fuels Corporation (a) ................        620,299
    15,547   CREDO Petroleum Corporation (a) ...................        214,393
    16,531   Crosstex Energy, Inc. (b) .........................        572,965
    25,000   CVR Energy, Inc. (a) ..............................        481,250
    79,251   Delek US Holdings, Inc. (b) .......................        729,902
    15,345   Double Eagle Petroleum Company (a) ................        279,739
    97,591   Double Hull Tankers, Inc. (b) .....................        978,838
     7,504   Evolution Petroleum Corporation (a) ...............         45,474
   261,680   Gasco Energy, Inc. (a) (b) ........................      1,085,972
     6,623   Genesis Energy, L.P. ..............................        122,194
    11,400   GeoMet, Inc. (a) ..................................        108,072
    52,235   GeoResources, Inc. (a) (b) ........................        962,169
    36,737   Gulfport Energy Corporation (a) ...................        605,058
    30,465   Holly Corporation (b) .............................      1,124,768
    53,114   Houston American Energy Corporation (a) ...........        595,939
    50,520   National Coal Corporation (a) .....................        448,112
     2,533   North European Oil Royalty Trust ..................         97,901
   161,300   Oilsands Quest, Inc. (a) (b) ......................      1,048,450
    12,083   Panhandle Oil and Gas, Inc. (b) ...................        409,130
    36,766   Penn Virginia Resource Partners, L.P. (b) .........        995,623
   145,751   RAM Energy Resources, Inc. (a) (b) ................        918,231
    19,800   Rex Energy Corporation (a) ........................        522,720
    12,300   Swift Energy Corporation (a) (b) ..................        812,538
    23,248   Uranerz Energy Corporation (a) ....................         77,648
    54,100   Venoco, Inc. (a) (b) ..............................      1,255,661
    80,300   VeraSun Energy Corporation (a) ....................        331,639
     6,900   Westmoreland Coal Company (a) .....................        145,659
                                                                   ------------
                                                                     22,309,931
                                                                   ------------
             PERSONAL PRODUCTS -- 1.1%
    58,602   American Oriental Bioengineering, Inc. (a) (b) ....        578,402
    30,971   Elizabeth Arden, Inc. (a) (b) .....................        470,140
    36,800   NBTY, Inc. (a) (b) ................................      1,179,808
    34,712   Nutraceutical International Corporation (a) (b) ...        416,544
     9,897   Physicians Formula Holdings, Inc. (a) .............         92,537
    29,000   Prestige Brands Holdings, Inc. (a) ................        309,140
     1,800   Schiff Nutrition International, Inc. (a) ..........         10,080
                                                                   ------------
                                                                      3,056,651
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             PHARMACEUTICALS -- 1.1%
   150,565   Adolor Corporation (a) (b) ........................   $    825,096
    73,531   Cypress Bioscience, Inc. (a) (b) ..................        528,688
   110,067   Inspire Pharmaceuticals, Inc. (a) .................        471,087
    31,199   Obagi Medical Products, Inc. (a) ..................        266,752
    54,214   Optimer Pharmaceuticals, Inc. (a) (b) .............        439,675
   105,457   Questcor Pharmaceuticals, Inc. (a) (b) ............        489,320
     3,794   Sucampo Pharmaceuticals, Inc. (a) .................         40,710
                                                                   ------------
                                                                      3,061,328
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.0%
       300   Alexander's, Inc. (a) .............................         93,180
    24,954   American Land Lease, Inc. (b) .....................        474,126
       525   AmREIT, Inc. - Class A ............................          3,754
    34,400   CapLease, Inc. (b) ................................        257,656
    40,700   Capstead Mortgage Corporation .....................        441,595
    11,334   Education Realty Trust, Inc. ......................        132,041
    48,200   MFA Mortgage Investments, Inc. ....................        314,264
    20,779   Monmouth Real Estate Investment Corporation -
               Class A .........................................        132,986
    24,798   One Liberty Properties, Inc. (b) ..................        404,455
    68,754   Supertel Hospitality, Inc. (b) ....................        341,020
     1,500   UMH Properties, Inc. ..............................         13,125
       700   Urstadt Biddle Properties, Inc. ...................         10,675
                                                                   ------------
                                                                      2,618,877
                                                                   ------------
             ROAD & RAIL -- 0.3%
    89,615   Avis Budget Group, Inc. (a) (b) ...................        750,078
     9,305   PAM Transportation Services, Inc. (a) (b) .........         99,098
        97   Trailer Bridge, Inc. (a) ..........................            559
                                                                   ------------
                                                                        849,735
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.2%
    76,600   Anadigics, Inc. (a) (b) ...........................        754,510
   241,500   Atmel Corporation (a) (b) .........................        840,420
    74,800   AuthenTec, Inc. (a) (b) ...........................        779,416
   106,760   AXT, Inc. (a) (b) .................................        447,324
    85,160   CEVA, Inc. (a) (b) ................................        678,725
    87,494   Credence Systems Corporation (a) ..................        113,742
    13,203   Eagle Test Systems, Inc. (a) (b) ..................        147,874
    10,428   Entropic Communications, Inc. (a) .................         49,533
    65,351   Fairchild Semiconductor International, Inc. (a) (b)        766,567
     4,820   Ikanos Communications, Inc. (a) ...................         16,243
    95,800   Integrated Device Technology, Inc. (a) (b) ........        952,252
    54,700   International Rectifier Corporation (a) (b) .......      1,050,240
    20,504   Kopin Corporation (a) .............................         58,847
    45,211   Lattice Semiconductor Corporation (a) .............        141,511
    21,800   Microsemi Corporation (a) (b) .....................        548,924
    27,758   Monolithic Power Systems, Inc. (a) (b) ............        600,128
     8,470   Nanometrics, Inc. (a) .............................         49,295
    29,794   Power Integrations, Inc. (a) (b) ..................        941,788
    35,380   Sigma Designs, Inc. (a) ...........................        491,428
    13,100   Silicon Laboratories, Inc. (a) ....................        472,779

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.2%
             (CONTINUED)
    73,900   Teradyne, Inc. (a) (b) ............................   $    818,073
     3,943   Virage Logic Corporation (a) ......................         28,232
    36,824   Volterra Semiconductor Corporation (a) (b) ........        635,582
     4,961   White Electronic Designs Corporation (a) ..........         22,771
                                                                   ------------
                                                                     11,406,204
                                                                   ------------
             SOFTWARE -- 4.7%
    20,070   American Software, Inc. - Class A .................        113,195
     4,282   Callidus Software, Inc. (a) .......................         21,410
    17,370   Concur Technologies, Inc. (a) (b) .................        577,205
    14,609   Deltek, Inc. (a) ..................................        110,736
    88,500   Digimarc Corporation (a) (b) ......................      1,253,160
       139   Dynamics Research Corporation (a) .................          1,459
     3,291   Ebix, Inc. (a) (b) ................................        255,777
    38,200   Entrust, Inc. (a) .................................        112,308
    14,324   Glu Mobile, Inc. (a) ..............................         69,185
    15,100   Monotype Imaging Holdings, Inc. (a) ...............        183,918
    40,667   MSC Software Corporation (a) (b) ..................        446,524
   111,206   NetScout Systems, Inc. (a) (b) ....................      1,187,680
   175,522   Novell, Inc. (a) (b) ..............................      1,033,825
    13,661   Opnet Technologies, Inc. (a) ......................        122,949
    12,496   Pegasystems, Inc. .................................        168,196
    82,577   Phoenix Technologies Ltd. (a) (b) .................        908,347
    66,237   PROS Holdings, Inc. (a) (b) .......................        743,842
    61,386   Quest Software, Inc. (a) (b) ......................        909,126
    46,811   Solera Holdings, Inc. (a) (b) .....................      1,294,792
    44,593   SumTotal Systems, Inc. (a) ........................        208,695
   172,632   TeleCommunication Systems, Inc. (a) (b) ...........        799,286
    65,524   Tivo, Inc. (a) (b) ................................        404,283
    23,003   Tyler Technologies, Inc. (a) (b) ..................        312,151
    21,860   Ultimate Software Group, Inc. (a) (b) .............        778,872
    77,223   Wind River Systems, Inc. (a) (b) ..................        840,958
                                                                   ------------
                                                                     12,857,879
                                                                   ------------
             SPECIALTY RETAIL -- 2.7%
    18,300   America's Car-Mart, Inc. (a) ......................        327,936
    81,022   Borders Group, Inc. (b) ...........................        486,132
    37,952   Charlotte Russe Holding, Inc. (a) (b) .............        674,028
    20,000   Childrens Place Retail Stores, Inc. (The) (a) (b) .        722,000
    22,895   Citi Trends, Inc. (a) (b) .........................        518,801
    21,566   Conn's, Inc. (a) ..................................        346,566
    26,972   Franklin Covey Company (a) (b) ....................        234,117
    26,496   Gander Mountain Company (a) .......................         97,770
    29,737   Genesco, Inc. (a) (b) .............................        917,981
    28,911   Kirkland's, Inc. (a) ..............................         65,050
    62,532   Lithia Motors, Inc. (b) ...........................        307,657
   137,226   New York & Company, Inc. (a) (b) ..................      1,252,873
    44,800   OfficeMax, Inc. (b) ...............................        622,720
    25,100   Rex Stores Corporation (a) ........................        289,905
    24,910   Zumiez, Inc. (a) (b) ..............................        413,008
                                                                   ------------
                                                                      7,276,544
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 81.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
   141,459   American Apparel, Inc. (a) (b) ....................   $    940,702
    21,844   Phillips-Van Heusen Corporation (b) ...............        799,927
    15,000   Skechers U.S.A., Inc. - Class A(a) ................        296,400
    34,877   Timberland Company (a) (b) ........................        570,239
    30,000   Unifi, Inc. (a) ...................................         75,600
                                                                   ------------
                                                                      2,682,868
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 0.7%
     4,815   ESSA Bancorp, Inc. ................................         60,284
       199   First Bancshares, Inc. (a) ........................          2,688
     2,992   First Defiance Financial Corporation ..............         47,902
    22,088   Home Federal Bancorp, Inc. ........................        217,788
       575   Kentucky First Federal Bancorp ....................          5,376
    48,147   OceanFirst Financial Corporation (b) ..............        869,053
       160   Parkvale Financial Corporation ....................          3,733
       500   Prudential Bancorp, Inc. ..........................          5,745
    43,999   United Financial Bancorp, Inc. (b) ................        491,469
     8,448   Willow Financial Bancorp, Inc. (a) ................         68,851
                                                                   ------------
                                                                      1,772,889
                                                                   ------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.9%
     4,935   Aceto Corporation .................................         37,703
    20,024   DXP Enterprises, Inc. (a) (b) .....................        833,799
     2,138   Lawson Products, Inc. .............................         52,980
    20,400   Textainer Group Holdings Ltd. .....................        398,412
    46,200   United Rentals, Inc. (a) (b) ......................        905,982
     7,800   WESCO International, Inc. (a) .....................        312,312
                                                                   ------------
                                                                      2,541,188
                                                                   ------------
             TRANSPORTATION INFRASTRUCTURE -- 0.0%
     4,679   CAI International, Inc. (a) .......................         81,415
                                                                   ------------

             WATER UTILITIES -- 0.2%
     2,895   Artesian Resources Corporation - Class A ..........         53,239
     6,310   Connecticut Water Services, Inc. ..................        141,344
    21,723   Middlesex Water Company (b) .......................        360,385
     2,197   York Water Company ................................         32,010
                                                                   ------------
                                                                        586,978
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    57,543   Syniverse Holdings, Inc. (a) (b) ..................        932,197
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $227,504,964) ...........   $219,861,352
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS -- 14.3%                                 VALUE
--------------------------------------------------------------------------------
    17,340   40/86 Strategic Income Fund .......................   $    147,217
    15,390   ACM Managed Dollar Income Fund ....................        106,037
       101   American Income Fund, Inc. ........................            749
     9,865   American Select Portfolio .........................        107,134
    13,626   American Strategic Income Portfolio II ............        142,392
    30,702   American Strategic Income Portfolio III ...........        311,011
     5,395   American Strategic Income Portfolio, Inc. .........         55,137
       600   Bancroft Fund Ltd. ................................         10,860
       100   BlackRock California Investment Quality Municipal
               Trust ...........................................          1,188
    68,399   BlackRock Corporate High Yield Fund III, Inc. .....        449,381
    62,074   BlackRock Corporate High Yield Fund, Inc. .........        410,930
    78,429   BlackRock Corporate High Yield Fund V, Inc. .......        858,013
     8,158   BlackRock Corporate High Yield Fund VI, Inc. ......         90,064
    43,299   BlackRock Diversified Income Strategies Fund, Inc.         565,052
   101,297   BlackRock Dividend Achievers Trust ................        997,775
    22,809   BlackRock Floating Rate Income Strategies
               Fund II, Inc. ...................................        336,433
    11,777   BlackRock Floating Rate Income Strategies
               Fund, Inc. ......................................        176,890
     1,875   BlackRock Florida Insured Municipal Income Trust ..         24,019
     4,400   BlackRock Florida Municipal 2020 Term Trust .......         54,560
       100   BlackRock Global Energy and Resources Trust .......          3,718
     8,210   BlackRock Global Floating Rate Income Trust .......        121,754
    52,335   BlackRock High Income Shares ......................        107,287
    60,897   BlackRock Limited Duration Income Trust ...........        931,724
     2,129   BlackRock Long-Term Municipal Advantage Trust .....         23,696
    59,345   BlackRock MuniHoldings California Insured
               Fund, Inc. ......................................        726,383
    35,736   BlackRock MuniHoldings Florida Insured Fund .......        427,403
    29,017   BlackRock MuniHoldings Insured Fund II, Inc. ......        330,504
     9,767   BlackRock MuniHoldings Insured Fund, Inc. .........        113,297
    19,756   BlackRock MuniHoldings New York Insured Fund, Inc.         242,011
       200   BlackRock Muni New York Intermediate Duration
               Fund, Inc. ......................................          2,432
    37,097   BlackRock MuniYield California Insured Fund, Inc. .        459,632
     9,085   BlackRock MuniYield Florida Fund ..................        110,110
     3,617   BlackRock MuniYield Florida Insured Fund ..........         43,115
    10,801   BlackRock MuniYield Michigan Insured Fund II, Inc.         128,640
    14,558   BlackRock MuniYield Michigan Insured Fund, Inc. ...        181,975
       100   BlackRock MuniYield New Jersey Insured Fund .......          1,300
     3,335   BlackRock MuniYield New York Insured Fund, Inc. ...         39,753
    13,225   BlackRock MuniYield Pennsylvania Insured Fund .....        169,148
     1,717   BlackRock MuniYield Quality Fund II, Inc. .........         18,904
    42,527   BlackRock Real Asset Equity Trust .................        768,888
    11,120   BlackRock S&P Quality Rankings Global Equity
               Managed Trust ...................................        160,239
     1,500   BlackRock Strategic Bond Trust ....................         17,160
    37,095   BlackRock Strategic Dividend Income Trust .........        385,788
    11,040   Central Securities Corporation ....................        284,942
     1,077   Clough Global Equity Fund .........................         21,551
     3,500   Delaware Enhanced Global Dividend and Income Fund .         46,620
       100   Delaware Investments Arizona Municipal Income
               Fund, Inc. ......................................          1,225
     4,001   Delaware Investments National Municipal Income Fund         46,292
    91,461   Dreyfus High Yield Strategies Fund ................        327,430
     8,881   DTF Tax-Free Income, Inc. .........................        119,272

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS -- 14.3% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
     1,000   DWS Multi-Market Income Trust .....................   $      8,280
    13,715   DWS Municipal Income Trust ........................        141,127
     2,900   DWS Strategic Income Trust ........................         33,205
     9,946   Eaton Vance Floating-Rate Income Trust ............        144,316
     1,160   Eaton Vance Limited Duration Income Fund ..........         16,785
       100   Eaton Vance National Municipal Income Trust .......          1,205
       200   Eaton Vance New Jersey Municipal Income Trust .....          2,432
       657   Eaton Vance Ohio Municipal Income Trust ...........          8,167
     1,208   Eaton Vance Pennsylvania Municipal Income Trust ...         14,798
    43,995   Eaton Vance Senior Floating-Rate Trust ............        629,128
    62,472   Eaton Vance Senior Income Trust ...................        413,565
     3,982   Eaton Vance Short Duration Diversified Income Fund          61,482
    42,730   Eaton Vance Tax-Advantaged Dividend Income Fund ...        989,627
    45,929   Eaton Vance Tax-Advantaged Global Dividend
               Income Fund .....................................        998,496
     7,000   Eaton Vance Tax-Managed Diversified Equity
               Income Fund .....................................        106,680
       997   Ellsworth Fund Ltd. ...............................          7,747
       100   Engex, Inc. (a) ...................................            605
    90,328   Evergreen Income Advantage Fund ...................        941,218
    63,668   Evergreen Multi-Sector Income Fund ................        985,581
    42,964   First Financial Fund, Inc. ........................        355,742
    10,452   First Trust Enhanced Equity Income Fund ...........        138,803
     6,772   First Trust FIDAC Mortgage Income Fund ............        115,801
     8,624   First Trust Four Corners Senior Floating Rate
               Income Fund .....................................        122,461
    52,035   First Trust Four Corners Senior Floating Rate
               Income Fund II ..................................        738,897
     6,911   First Trust Tax-Advantaged Preferred Income Fund ..         64,549
     8,331   Flaherty & Crumine/Claymore Preferred Securities
               Income Fund, Inc. ...............................        116,134
       100   Fort Dearborn Income Securities, Inc. .............          1,397
     1,200   Foxby Corporation .................................          2,928
    46,842   Franklin Templeton Limited Duration Income Trust ..        523,225
       183   Franklin Universal Trust ..........................          1,188
    27,724   Gabelli Dividend & Income Trust ...................        489,329
       100   Gabelli Global Dividend & Income Trust ............          2,077
     9,246   Gabelli Global Mulitmedia Trust, Inc. .............         85,156
    11,400   Global Income Fund ................................         44,460
    11,543   H&Q Healthcare Investors ..........................        169,336
    30,715   H&Q Life Sciences Investors .......................        350,765
    74,468   Highland Credit Strategies Fund ...................        996,382
    14,507   High Yield Income Fund, Inc. ......................         64,266
    20,500   High Yield Plus Fund, Inc. (The) ..................         60,270
    15,900   Hyperion Brookfield Total Return Fund, Inc. .......        103,827
   174,623   ING Prime Rate Trust LMP Corporate Loan Fund, Inc.       1,000,590
    33,740   John Hancock Patriot Premium Dividend Fund II .....        305,010
       100   John Hancock Tax-Advantaged Dividend Income Fund ..          1,465
     7,958   Lehman Brothers First Trust Income Opportunity Fund         89,607
    58,990   Liberty All Star Equity Fund ......................        346,271
     7,228   LMP Corporate Loan Fund, Inc. .....................         78,713
    10,587   Madison Strategic Sector Premium Fund .............        146,947
       458   MBIA Capital/Claymore Managed Duration Investment
               Grade Municipal Fund ............................          5,441
       438   Montgomery Street Income Securities, Inc. .........          6,938
       406   Morgan Stanley California Insured Municipal
               Income Trust ....................................          5,278

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS -- 14.3% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
      2000   Morgan Stanley Emerging Markets Debt Fund, Inc. ...   $     18,600
     3,200   Morgan Stanley Global Opportunity Bond Fund, Inc. .         20,736
       800   Morgan Stanley High Yield Fund, Inc. ..............          4,240
       400   Morgan Stanley Insured Municipal Bond Trust .......          4,904
     2,114   Morgan Stanley Insured Municipal Income Trust .....         27,757
       100   Morgan Stanley Insured Municipal Trust ............          1,262
      6930   Morgan Stanley Municipal Premium Income Trust .....         55,717
       100   Morgan Stanley New York Quality Municipal
               Securities ......................................          1,258
     8,503   Morgan Stanley Quality Municipal Income Trust .....        102,036
     1,700   Morgan Stanley Quality Municipal Investment Trust .         20,961
     5,793   Morgan Stanley Quality Municipal Securities .......         74,266
       100   Nasdaq Premium Income & Growth Fund, Inc. .........          1,576
     2,287   Neuberger Berman Dividend Advantage Fund, Inc. ....         33,619
     1,445   Neuberger Berman Intermediate Municipal Fund, Inc.          18,207
   216,973   New America High Income Fund, Inc. ................        347,157
       250   Nuveen California Dividend Advantage
               Municipal Fund 2 ................................          3,200
       100   Nuveen California Investment Quality Municipal Fund          1,289
     1,000   Nuveen California Quality Income Municipal Fund ...         13,300
       155   Nuveen California Select Quality Municipal Fund ...          2,001
       100   Nuveen Core Equity Alpha Fund .....................          1,440
    13,297   Nuveen Equity Premium and Growth Fund .............        204,375
    22,757   Nuveen Equity Premium Income Fund .................        339,990
       100   Nuveen Equity Premium Opportunity Fund ............          1,535
    72,105   Nuveen Floating Rate Income Fund ..................        778,734
    67,308   Nuveen Floating Rate Income Opportunity Fund ......        715,484
    15,548   Nuveen Florida Investment Quality Municipal Fund ..        189,219
     9,525   Nuveen Florida Quality Income Municipal Fund ......        116,872
       100   Nuveen Georgia Dividend Advantage Municipal Fund ..          1,300
     5,000   Nuveen Insured California Premium Income
               Municipal Fund 2 ................................         63,200
       626   Nuveen Insured Dividend Advantage Municipal Fund ..          8,100
    12,505   Nuveen Insured Florida Premium Income
               Municipal Fund ..................................        159,189
       490   Nuveen Insured Florida Tax Free Advantage
               Municipal Fund ..................................          6,174
     2,643   Nuveen Insured New York Dividend Advantage
               Municipal Fund ..................................         34,042
     5,240   Nuveen Insured New York Premium Income
               Municipal Fund ..................................         66,338
       100   Nuveen Insured New York Tax Free Advantage
               Municipal Fund ..................................          1,336
    22,310   Nuveen Insured Premium Income Municipal Fund 2 ....        259,688
       300   Nuveen Michigan Premium Income Fund ...............          3,774
   104,297   Nuveen Multi-Strategy Income and Growth Fund ......      1,003,337
   102,001   Nuveen Multi-Strategy Income and Growth Fund 2 ....      1,006,750
       700   Nuveen New York Dividend Advantage
               Municipal Fund 2 ................................          8,918
     9,201   Nuveen New York Investment Quality Municipal Fund .        116,853
    11,066   Nuveen New York Quality Income Municipal Fund, Inc.        138,989
    21,657   Nuveen New York Select Quality Municipal Fund, Inc.        273,744
       566   Nuveen Ohio Quality Income Municipal Fund .........          7,669
       412   Nuveen Pennslyvania Dividend Advantage
               Municipal Fund ..................................          5,352
       400   Nuveen Pennslyvania Dividend Advantage
               Municipal Fund 2 ................................          5,144
     6,775   Nuveen Pennslyvania Investment Quality
               Municipal Fund ..................................         85,094
     5,069   Nuveen Pennslyvania Premium Income Municipal Fund 2         60,473
     9,112   Nuveen Performance Plus Municipal Fund ............        118,456
       949   Nuveen Premier Municipal Income Fund, Inc. ........         11,692

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CLOSED-END FUNDS -- 14.3% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
    11,644   Nuveen Premium Income Municipal Fund 2 ............   $    144,968
    21,916   Nuveen Senior Income Fund .........................        145,303
    30,767   Nuveen Tax-Advantaged Floating Rate Fund ..........        222,445
    32,542   Old Mutual Claymore Long-Short Fund ...............        430,531
       103   Petroleum & Resources Corporation .................          4,490
    23,401   Pimco Floating Rate Strategy Fund .................        309,127
    22,787   Pioneer Diversified High Income Trust .............        441,156
    63,840   Pioneer Floating Rate Trust .......................        879,077
    15,400   Prospect Street High Income Portfolio, Inc. .......         39,270
     2,660   Prospect Street Income Shares, Inc. ...............         12,582
    81,970   Putnam Municipal Opportunities Trust ..............        884,456
        63   Rivus Bond Fund ...................................          1,060
    44,719   RMK Advantage Income Fund, Inc. ...................        105,537
     2,300   RMR F.I.R.E. Fund .................................         22,264
    18,802   Seligman Select Municipal Fund, Inc. ..............        177,867
       153   SunAmerica Focused Alpha Growth Fund ..............          2,399
     2,490   SunAmerica Focused Alpha Large-Cap Fund, Inc. .....         39,541
    48,217   TCW Strategic Income Fund, Inc. ...................        175,992
    10,817   Tortoise North American Energy Corporation ........        266,639
        25   Transamerica Income Shares, Inc. ..................            453
     8,352   Tri-Continental Corporation .......................        137,808
     5,985   TS&W/Claymore Tax-Advantaged Balanced Fund ........         66,493
    70,298   Van Kampen Dynamic Credit Opportunities Fund ......      1,001,746
     5,800   Van Kampen High Income Trust II ...................         19,140
   173,015   Van Kampen Senior Income Trust ....................      1,000,027
    16,216   Western Asset Emerging Markets Debt Fund, Inc. ....        280,375
    22,746   Western Asset Emerging Markets Income Fund II, Inc.        280,686
       300   Western Asset Emerging Markets Income Fund, Inc. ..          3,738
    86,848   Western Asset Global High Income Fund, Inc. .......        961,407
     2,100   Western Asset High Income Fund, Inc. ..............         18,018
   132,628   Western Asset High Income Opportunity Fund, Inc. ..        748,022
    16,211   Western Asset Municipal Partners Fund, Inc. .......        201,827
                                                                   ------------
             TOTAL CLOSED-END FUNDS (Cost $40,217,101) .........   $ 38,814,523
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET SECURITIES -- 5.6%                           VALUE
--------------------------------------------------------------------------------
15,124,088   UMB Money Market Fiduciary Fund, 0.96%,
               floating rate (Cost $15,124,088) ................   $ 15,124,088
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.9%
               (Cost $282,846,153) .............................   $273,799,963

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%) ...     (2,561,211)
                                                                   ------------

             TOTAL NET ASSESTS -- 100.0% .......................   $271,238,752
                                                                   ============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2008
================================================================================
    SHARES   COMMON STOCKS -- 64.7%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.2%
     6,797   American Science & Engineering, Inc. ..............   $    350,250
     4,800   Ceradyne, Inc. (a) ................................        164,640
    24,651   Cubic Corporation .................................        549,224
     4,900   Curtiss-Wright Corporation ........................        219,226
    76,975   GenCorporation, Inc. (a) ..........................        551,141
    12,186   HEICO Corporation .................................        396,533
     9,600   Herley Industries, Inc. (a) .......................        127,488
    11,588   Hexcel Corporation (a) ............................        223,648
    47,452   Innovative Solutions & Support, Inc. (a) ..........        306,065
     6,492   Ladish Company, Inc. (a) ..........................        133,670
     2,800   Orbital Sciences Corporation (a) ..................         65,968
     5,700   Triumph Group, Inc. ...............................        268,470
                                                                   ------------
                                                                      3,356,323
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 0.1%
    11,105   Dynamex, Inc. (a) .................................        297,725
     1,900   Park-Ohio Holdings Corporation (a) ................         28,044
                                                                   ------------
                                                                        325,769
                                                                   ------------
             AIRLINES -- 0.5%
    53,000   AMR Corporation (a) ...............................        271,360
    14,900   Continental Airlines, Inc. - Class B (a) ..........        150,639
   100,800   JetBlue Airways Corporation (a) ...................        375,984
    36,583   Pinnacle Airlines Corporation (a) .................        115,602
    32,200   UAL Corporation (a) ...............................        168,084
   108,379   US Airways Group, Inc. (a) ........................        270,948
                                                                   ------------
                                                                      1,352,617
                                                                   ------------
             AUTO COMPONENTS -- 1.0%
    22,500   American Axle & Manufacturing Holdings, Inc. ......        179,775
    42,108   Amerigon, Inc. (a) ................................        299,388
    18,019   ATC Technology Corporation (a) ....................        419,482
    27,625   Drew Industries, Inc. (a) .........................        440,619
    21,299   Hayes Lemmerz International, Inc. (a) .............         60,489
    11,800   Lear Corporation (a) ..............................        167,324
    51,554   Raser Technologies, Inc. (a) ......................        502,136
    50,695   Spartan Motors, Inc. ..............................        378,692
    20,104   Superior Industries International, Inc. ...........        339,355
                                                                   ------------
                                                                      2,787,260
                                                                   ------------
             AUTOMOBILES -- 0.4%
    12,278   Coachmen Industries, Inc. (a) .....................         26,029
   129,541   Fleetwood Enterprises, Inc. (a) ...................        339,397
    14,580   Thor Industries, Inc. .............................        309,971
    29,500   Winnebago Industries, Inc. ........................        300,605
                                                                   ------------
                                                                        976,002
                                                                   ------------
             BEVERAGES -- 0.2%
     1,012   Coca-Cola Bottling Company Consolidated ...........         37,424
   128,886   Jones Soda Company (a) ............................        415,013
                                                                   ------------
                                                                        452,437
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             BIOTECHNOLOGY -- 3.6%
    83,861   Acadia Pharmaceuticals, Inc. (a) ..................   $    309,447
    19,445   Alnylam Pharmaceuticals, Inc. (a) .................        519,765
    20,500   Arena Pharmaceuticals, Inc. (a) ...................        106,395
    35,276   Array Biopharma, Inc. (a) .........................        165,797
    18,552   AspenBio Pharma, Inc. (a) .........................        118,362
     7,224   BioSante Pharmaceuticals, Inc. (a) ................         34,242
    12,500   Cell Genesys, Inc. (a) ............................         32,500
     2,970   Celsion Corporation (a) ...........................         11,435
    13,437   Cleveland Biolabs, Inc. (a) .......................         60,870
    34,273   Cubist Pharmaceuticals, Inc. (a) ..................        612,116
    11,500   CV Therapeutics, Inc. (a) .........................         94,645
    53,488   Dendreon Corporation (a) ..........................        238,022
    52,712   Enzon Pharmaceuticals, Inc. (a) ...................        375,309
   142,232   Geron Corporation (a) .............................        490,700
    58,900   Incyte Corporation Ltd. (a) .......................        448,229
    39,962   InterMune, Inc. (a) ...............................        524,301
    99,212   Introgen Therapeutics, Inc. (a) ...................        153,779
    18,015   La Jolla Pharmaceutical Company (a) ...............         39,273
    17,857   Ligand Pharmaceuticals, Inc. (a) ..................         46,428
    16,661   Martek Biosciences Corporation (a) ................        561,642
    14,500   Medarex, Inc. (a) .................................         95,845
    45,793   Metabolix, Inc. (a) ...............................        448,771
     6,000   Nabi Biopharmaceuticals (a) .......................         23,640
    39,250   Neurocrine Biosciences, Inc. (a) ..................        164,458
   208,051   Northfield Laboratories, Inc. (a) .................        147,716
    13,100   Osiris Therapeutics, Inc. (a) .....................        168,335
     4,543   OXiGENE, Inc. (a) .................................          5,679
    51,545   Pharmacopeia, Inc. (a) ............................        197,417
     2,014   Poniard Pharmaceuticals, Inc. (a) .................          8,539
    27,255   Rigel Pharmaceuticals, Inc. (a) ...................        617,598
    34,100   Sangamo BioSciences, Inc. (a) .....................        339,295
    44,342   Seattle Genetics, Inc. (a) ........................        375,133
    42,107   Senomyx, Inc. (a) .................................        207,588
   160,340   StemCells, Inc. (a) ...............................        195,615
    75,898   Third Wave Technologies, Inc. (a) .................        847,022
    73,700   Trimeris, Inc. (a) ................................        347,864
    68,912   Zymogenetics, Inc. (a) ............................        580,239
                                                                   ------------
                                                                      9,714,011
                                                                   ------------
             BUILDING PRODUCTS -- 0.8%
    19,018   American Woodmark Corporation .....................        401,850
    71,163   Builders FirstSource, Inc. (a) ....................        377,876
    39,132   Griffon Corporation (a) ...........................        342,796
    14,002   Simpson Manufacturing Company, Inc. ...............        332,407
    48,910   Trex Company, Inc. (a) ............................        573,714
     3,100   Universal Forest Products, Inc. ...................         92,876
                                                                   ------------
                                                                      2,121,519
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             CAPITAL MARKETS -- 1.7%
    12,300   Apollo Investment Corporation .....................   $    176,259
    46,013   BGC Partners, Inc. - Class A (a) ..................        347,398
    30,057   Calamos Asset Management, Inc. ....................        511,871
    21,700   Evercore Partners, Inc. - Class A .................        206,150
    22,887   Gladstone Capital Corporation .....................        348,798
     7,427   Greenhill & Company, Inc. .........................        400,018
    22,800   KBW, Inc. (a) .....................................        469,224
    10,500   Knight Capital Group, Inc. (a) ....................        188,790
    29,700   LaBranche & Company, Inc. (a) .....................        210,276
     7,518   NGP Capital Resource Company ......................        115,852
     3,431   PennantPark Investment Corporation ................         24,738
     9,100   Piper Jaffray Companies (a) .......................        266,903
     2,315   Pzena Investment Management, Inc. .................         29,539
    38,500   SWS Group, Inc. ...................................        639,485
    12,990   TradeStation Group, Inc. (a) ......................        131,849
    24,057   U.S. Global Investors, Inc. .......................        402,955
    39,040   W.P. Stewart & Company Ltd. (a) ...................         59,341
                                                                   ------------
                                                                      4,529,446
                                                                   ------------
             CHEMICALS -- 0.8%
     2,836   ADA-ES, Inc. (a) ..................................         25,524
   159,633   Altair Nanotechnologies, Inc. (a) .................        271,376
     8,700   American Vanguard Corporation .....................        107,010
     7,994   Cabot Corporation .................................        194,334
    90,339   Georgia Gulf Corporation ..........................        261,983
     4,200   HB Fuller Company .................................         94,248
     8,400   Innospec, Inc. ....................................        158,088
     6,800   Landec Corporation (a) ............................         43,996
       979   NL Industries, Inc. ...............................          9,330
    10,000   Olin Corporation ..................................        261,800
    11,345   OM Group, Inc. (a) ................................        372,003
    26,796   Solutia, Inc. (a) .................................        343,525
     2,700   Spartech Corporation ..............................         25,461
                                                                   ------------
                                                                      2,168,678
                                                                   ------------
             COMMERCIAL BANKS -- 3.9%
       671   Bancfirst Corporation .............................         28,719
    25,024   Bancorpsouth, Inc. ................................        437,670
    24,955   Bank of the Ozarks, Inc. ..........................        370,831
    21,754   Banner Corporation ................................        192,740
     3,242   Capital City Bank Group, Inc. .....................         70,546
     3,100   Capitol Bancorp Ltd. ..............................         27,807
    52,924   Cascade Bancorp ...................................        407,515
    39,367   Cathay General Bancorp ............................        427,919
    35,597   Center Financial Corporation ......................        301,507
    39,884   Central Pacific Financial Corporation .............        425,163
    16,636   Chemical Financial Corporation ....................        339,374
    67,500   Citizens Republic Bancorp, Inc. (a) ...............        190,350
    11,947   City Bank .........................................        102,744
    11,650   City Holding Company ..............................        474,971
       100   Codorus Valley Bancorp, Inc. ......................          1,362

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             COMMERCIAL BANKS -- 3.9% (CONTINUED)
    79,226   Colonial BancGroup, Inc. (The) ....................   $    350,179
    62,185   Community Bancorp (a) .............................        311,547
     4,600   Community Bank System, Inc. .......................         94,852
    56,300   First BanCorporation ..............................        356,942
    43,448   First Commonwealth Financial Corporation ..........        405,370
       400   First Community Bancshares, Inc. ..................         11,280
     1,759   First South Bancorp, Inc. .........................         22,656
    41,515   FNB Corporation ...................................        489,047
    43,492   Frontier Financial Corporation ....................        370,552
    13,537   Glacier Bancorp, Inc. .............................        216,457
     2,400   Hancock Holding Company ...........................         94,296
     7,862   Horizon Financial Corporation .....................         49,059
     2,300   Independent Bank Corporation (Massachusetts) ......         54,832
    25,385   Independent Bank Corporation (Michigan) ...........        101,540
     4,975   Intervest Bancshares Corporation - Class A ........         25,472
     5,037   Lakeland Financial Corporation ....................         96,106
     3,400   Macatawa Bank Corporation .........................         27,200
     6,782   Mercantile Bank Corporation .......................         48,695
    12,800   Midwest Bank Holdings, Inc. .......................         62,336
     6,300   Old National Bancorp ..............................         89,838
     1,050   Pacific Continental Corporation ...................         11,540
     1,500   Park National Corporation .........................         80,850
    16,300   PrivateBancorp, Inc. ..............................        495,194
    15,000   Prosperity Bancshares, Inc. .......................        400,950
    15,100   Provident Bancshares Corporation ..................         96,338
     4,200   Royal Bancshares of Pennsylvania, Inc. - Class A ..         39,522
    16,040   S&T Bancorp, Inc. .................................        466,122
    16,700   Seacoast Banking Corporation of Florida ...........        129,592
    32,873   Security Bank Corporation .........................        192,636
     6,949   Superior Bancorp (a) ..............................         58,997
    18,227   SY Bancorp, Inc. ..................................        389,329
     1,100   Tompkins Financial Corporation ....................         40,920
    21,100   Umpqua Holdings Corporation .......................        255,943
    37,985   United Community Banks, Inc. ......................        324,012
       897   Univest Corporation of Pennsylvania ...............         17,814
     7,500   Westamerica Bancorporation ........................        394,425
   249,900   W Holding Company, Inc. ...........................        212,415
                                                                   ------------
                                                                     10,684,073
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 3.1%
     9,000   ABM Industries, Inc. ..............................        200,250
    25,107   Acacia Research - Acacia Technologies (a) .........        112,479
    44,900   ACCO Brands Corporation (a) .......................        504,227
     2,800   Alternative Asset Management Acquistion
               Corporation (a) .................................         26,040
    20,336   American Ecology Corporation ......................        600,522
     7,736   Amrep Corporation .................................        368,156
     9,953   CoStar Group, Inc. (a) ............................        442,411
     1,600   Courier Corporation ...............................         32,128
     9,800   Diamond Management & Technology Consultants, Inc. .         51,058
    14,793   Document Security Systems, Inc. (a) ...............         71,894

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             COMMERCIAL SERVICES & SUPPLIES -- 3.1% (CONTINUED)
       100   Energy Infrastructure Acquisition Corporation (a) .   $        990
     9,829   Fuel Tech, Inc. (a) ...............................        173,187
     5,779   Healthcare Services Group, Inc. ...................         87,899
    18,248   Heidrick & Struggles International, Inc. ..........        504,375
    22,900   Herman Miller, Inc. ...............................        569,981
    22,100   HNI Corporation ...................................        390,286
    17,700   IKON Office Solutions, Inc. .......................        199,656
    43,511   Innerworkings, Inc. (a) ...........................        520,392
    56,704   LECG Corporation (a) ..............................        495,593
    10,200   McGrath Rentcorp ..................................        250,818
    41,281   Metalico, Inc. (a) ................................        723,243
    12,447   Mobile Mini, Inc.(a) ..............................        248,940
     1,800   Multi-Color Corporation ...........................         37,782
    15,800   Navigant Consulting, Inc. (a) .....................        308,416
    83,853   Odyssey Marine Exploration, Inc. (a) ..............        332,058
    14,000   Resources Connection, Inc .(a) ....................        284,900
    18,600   Spherion Corporation (a) ..........................         85,932
     7,389   Stantec, Inc. (a) .................................        190,562
       200   Triplecrown Acquisition Corporation (a) ...........          1,834
     7,100   TrueBlue, Inc. (a) ................................         93,791
     7,700   United Stationers, Inc. (a) .......................        284,515
     5,900   Viad Corporation ..................................        152,161
    12,671   Virco Manufacturing Corporation ...................         63,228
     5,700   Waste Services, Inc. (a) ..........................         40,128
                                                                   ------------
                                                                      8,449,832
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 1.2%
     7,700   Adtran, Inc. ......................................        183,568
    10,898   Avocent Corporation (a) ...........................        202,703
    59,041   Digi International, Inc. (a) ......................        463,472
     3,600   EMS Technologies, Inc. (a) ........................         78,624
    14,500   Emulex Corporation (a) ............................        168,925
    21,034   Globecomm Systems, Inc. (a) .......................        173,741
     1,900   Loral Space & Communications, Inc. (a) ............         33,478
    43,543   Oplink Communications, Inc. (a) ...................        418,013
    63,212   Orbcomm, Inc. (a) .................................        360,308
    42,419   ParkerVision, Inc. (a) ............................        421,221
   156,629   Telkonet, Inc. (a) ................................         87,884
   108,853   UTStarcom, Inc. (a) ...............................        595,426
                                                                   ------------
                                                                      3,187,363
                                                                   ------------
             COMPUTERS & PERIPHERALS -- 0.8%
     6,611   Avid Technology, Inc. (a) .........................        112,321
    11,989   Electronics for Imaging, Inc. (a) .................        175,039
    48,700   Immersion Corporation (a) .........................        331,647
    18,607   Intermec, Inc. (a) ................................        392,236
   114,000   Palm, Inc. (a) ....................................        614,460
     6,936   Rimage Corporation (a) ............................         85,937
    22,200   STEC, Inc. (a) ....................................        227,994
    19,331   Stratasys, Inc. (a) ...............................        356,850
                                                                   ------------
                                                                      2,296,484
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             CONSTRUCTION & ENGINEERING -- 0.2%
    25,091   Insituform Technologies, Inc. - Class A (a) .......   $    382,136
     1,800   Northwest Pipe Company (a) ........................        100,440
                                                                   ------------
                                                                        482,576
                                                                   ------------
             CONSTRUCTION MATERIALS -- 0.2%
    39,842   Headwaters, Inc. (a) ..............................        468,940
                                                                   ------------

             CONSUMER FINANCE -- 0.5%
    43,560   Advanta Corporation - Class B .....................        273,992
    71,644   CompuCredit Corporation (a) .......................        429,864
   151,792   First Marblehead Corporation (The) (a) ............        390,105
     5,600   World Acceptance Corporation (a) ..................        188,552
                                                                   ------------
                                                                      1,282,513
                                                                   ------------
             CONTAINERS & PACKAGING -- 0.1%
   140,832   Graphic Packaging Holding Company (a) .............        284,481
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES -- 0.5%
     1,700   Capella Education Company (a) .....................        101,405
    45,400   Escala Group, Inc. (a) ............................        124,850
   148,563   Home Solutions of America, Inc. (a) ...............        101,023
    10,400   Jackson Hewitt Tax Service, Inc. ..................        127,088
     3,850   Nobel Learning Communities, Inc. (a) ..............         54,227
       266   Steiner Leisure Ltd. (a) ..........................          7,541
    88,704   Stewart Enterprises, Inc. - Class A ...............        638,669
    27,600   thinkorswim Group, Inc. (a) .......................        194,580
     6,500   Universal Technical Institute, Inc. (a) ...........         80,990
                                                                   ------------
                                                                      1,430,373
                                                                   ------------
             DIVERSIFIED FINANCIAL SERVICES -- 0.5%
    41,455   Asset Acceptance Capital Corporation (a) ..........        506,580
    24,091   Asta Funding, Inc. ................................        218,264
    14,200   Encore Capital Group, Inc. (a) ....................        125,386
     9,299   Portfolio Recovery Associates, Inc. (a) ...........        348,713
    99,421   Primus Guaranty Ltd. (a) ..........................        289,315
                                                                   ------------
                                                                      1,488,258
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
    14,700   Cbeyond, Inc. (a) .................................        235,494
   107,500   Cincinnati Bell, Inc. (a) .........................        427,850
     1,822   D&E Communications, Inc. ..........................         16,198
   117,333   IDT Corporation - Class B (a) .....................        199,466
    26,095   Iowa Telecommunications Services, Inc. ............        459,533
    29,100   PAETEC Holding Corporation (a) ....................        184,785
    20,400   Premiere Global Services, Inc. (a) ................        297,432
                                                                   ------------
                                                                      1,820,758
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 1.2%
     4,869   AZZ, Inc. (a) .....................................        194,273
    17,900   Baldor Electric Company ...........................        626,142
     4,600   Encore Wire Corporation ...........................         97,474
    67,390   Evergreen Solar, Inc. (a) .........................        653,009
    15,304   Franklin Electric Company, Inc. ...................        593,489

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT -- 1.2% (CONTINUED)
    63,500   FuelCell Energy, Inc. (a) .........................   $    450,850
    34,703   LSI Industries, Inc. ..............................        281,788
    70,487   Medis Technologies Ltd. (a) .......................        237,541
                                                                   ------------
                                                                      3,134,566
                                                                   ------------
             ELECTRIC UTILITIES -- 0.2%
     7,000   Hawaiian Electric Industries, Inc. ................        173,110
    15,100   Idacorp, Inc. .....................................        436,239
                                                                   ------------
                                                                        609,349
                                                                   ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
    22,000   Benchmark Electronics, Inc. (a) ...................        359,480
     3,366   Chyron International Corporation (a) ..............         19,792
    14,300   Cogent, Inc. (a) ..................................        162,591
    11,200   Cognex Corporation ................................        258,160
    49,362   CTS Corporation ...................................        496,088
    18,105   DTS, Inc. (a) .....................................        567,049
     8,500   Echelon Corporation (a) ...........................         92,650
    13,715   Elixir Gaming Technologies, Inc. (a) ..............         16,458
       329   Entorian Technologies, Inc. (a) ...................            253
     7,000   FARO Technologies, Inc. (a) .......................        176,190
    10,650   ID Systems, Inc. (a) ..............................         68,586
     7,100   L-1 Identity Solutions, Inc. (a) ..................         94,572
    51,810   LoJack Corporation (a) ............................        412,408
    35,313   Maxwell Technologies, Inc. (a) ....................        375,024
     4,400   Methode Electronics, Inc. .........................         45,980
     4,200   Radisys Corporation (a) ...........................         38,052
    35,701   Research Frontiers, Inc, (a) ......................        225,273
    16,132   Rofin-Sinar Technologies, Inc. (a) ................        487,186
     6,400   SYNNEX Corporation (a) ............................        160,576
    21,615   Universal Display Corporation (a) .................        266,297
   186,170   X-Rite, Inc. (a) ..................................        476,595
     3,282   Zygo Corporation (a) ..............................         32,262
                                                                   ------------
                                                                      4,831,522
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 1.0%
       300   Bristow Group, Inc. (a) ...........................         14,847
     6,400   Dawson Geophysical Company (a) ....................        380,544
    10,400   ENGlobal Corporation (a) ..........................        148,096
    26,300   Global Industries Ltd. (a) ........................        471,559
     8,900   ION Geophysical Corporation (a) ...................        155,305
     7,800   Matrix Service Company (a) ........................        179,868
     2,500   OYO Geospace Corporation (a) ......................        147,350
    15,000   RPC, Inc. .........................................        252,000
   163,901   SulphCo, Inc. (a) .................................        372,055
    14,601   Trico Marine Services, Inc. (a) ...................        531,768
                                                                   ------------
                                                                      2,653,392
                                                                   ------------
             FOOD & STAPLES RETAILING -- 0.7%
    13,436   Andersons, Inc. (The) .............................        546,980
       700   Ingles Markets, Inc. - Class A ....................         16,331
    12,475   Nash Finch Company ................................        427,518

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             FOOD & STAPLES RETAILING -- 0.7% (CONTINUED)
    16,200   Pantry, Inc. (The) (a) ............................   $    172,692
    30,660   United Natural Foods, Inc. (a) ....................        597,257
     3,100   Weis Markets, Inc. ................................        100,657
                                                                   ------------
                                                                      1,861,435
                                                                   ------------
             FOOD PRODUCTS -- 1.2%
     9,200   American Italian Pasta Company (a) ................        103,500
     9,491   Cal-Maine Food, Inc. ..............................        313,108
    13,600   Green Mountain Coffee Roasters, Inc. (a) ..........        510,952
    24,900   Hain Celestial Group, Inc. (a) ....................        584,652
    37,621   Imperial Sugar Company ............................        584,254
     8,939   J&J Snack Foods Corporation .......................        245,018
     4,900   Lancaster Colony Corporation ......................        148,372
    20,889   Lance, Inc. .......................................        392,087
    11,853   Tootsie Roll Industries, Inc. .....................        297,866
                                                                   ------------
                                                                      3,179,809
                                                                   ------------
             GAS UTILITIES -- 0.1%
     1,829   Chesapeake Utilities Corporation ..................         47,042
     5,200   Southwest Gas Corporation .........................        154,596
                                                                   ------------
                                                                        201,638
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
     5,000   Advanced Medial Optics, Inc. (a) ..................         93,700
    18,150   Align Technology, Inc. (a) ........................        190,393
    41,159   American Medical Systems Holdings, Inc. (a) .......        615,327
     5,829   Arthrocare Corporation (a) ........................        237,881
    22,084   Candela Corporation (a) ...........................         51,456
    19,813   Conceptus, Inc. (a) ...............................        366,342
    12,800   Cooper Companies, Inc. (The) ......................        475,520
       100   Cyberonics, Inc. (a) ..............................          2,170
     3,900   DexCom, Inc. (a) ..................................         23,556
     6,000   Greatbatch, Inc. (a) ..............................        103,800
    15,100   Hansen Medical, Inc. (a) ..........................        252,472
     2,300   ICU Medical, Inc. (a) .............................         52,624
    10,100   I-Flow Corporation (a) ............................        102,515
    10,374   Integra LifeSciences Holdings Corporation (a) .....        461,436
    15,791   Kensey Nash Corporation (a) .......................        506,102
     8,600   Masimo Corporation (a) ............................        295,410
     5,500   Mentor Corporation ................................        153,010
     8,200   Merit Medical Systems, Inc. (a) ...................        120,540
    33,052   Neurometrix, Inc. (a) .............................         46,273
    69,034   NxStage Medical, Inc. (a) .........................        265,091
     9,885   OraSure Technologies, Inc. (a) ....................         36,970
     9,200   Orthofix International N.V. (a) ...................        266,340
     2,935   Quidel Corporation (a) ............................         48,486
     7,863   SonoSite, Inc. (a) ................................        220,243
     6,100   Stereotaxis, Inc. (a) .............................         32,696
     8,753   SurModics, Inc. (a) ...............................        392,484
    31,200   Symmetry Medical, Inc. (a) ........................        506,064
    19,100   Synovis Life Technologies, Inc. (a) ...............        359,653
    24,400   TomoTherapy, Inc. (a) .............................        217,892

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7% (CONTINUED)
     4,400   TranS1, Inc. (a) ..................................   $     66,308
     3,295   Vital Signs, Inc. .................................        187,090
    11,100   West Pharmaceutical Services, Inc. ................        480,408
     6,100   Zoll Medical Corporation (a) ......................        205,387
                                                                   ------------
                                                                      7,435,639
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 2.0%
    12,000   Amedisys, Inc. (a) ................................        605,040
     2,700   American Dental Partners, Inc. (a) ................         32,049
     8,760   AMERIGROUP Corporation (a) ........................        182,208
     8,600   Assisted Living Concepts, Inc. (a) ................         47,300
     4,710   athenahealth, Inc. (a) ............................        144,880
     9,400   BMP Sunstone Corporation (a) ......................         53,580
    19,514   Emergency Medical Services Corporation (a) ........        441,602
     6,940   Emeritus Corporation (a) ..........................        101,463
    12,100   Gentiva Health Services, Inc. (a) .................        230,505
    10,158   Healthsouth Corporation (a) .......................        168,928
     2,897   IntegraMed America, Inc. (a) ......................         20,742
     8,800   inVentiv Health, Inc. (a) .........................        244,552
     2,500   IPC The Hospitalist Company, Inc. (a) .............         47,050
    51,677   LCA-Vision, Inc. ..................................        246,499
    15,332   Magellan Health Services, Inc. (a) ................        567,744
    24,700   Molina Healthcare, Inc. (a) .......................        601,198
    12,099   MWI Veterinary Supply, Inc. (a) ...................        400,598
     4,300   PharMerica Corporation (a) ........................         97,137
     6,090   Psychiatric Solutions, Inc. (a) ...................        230,446
     4,900   RadNet, Inc. (a) ..................................         30,380
     8,600   Skilled Healthcare Group, Inc. - Class A (a) ......        115,412
    13,940   Sunrise Senior Living, Inc. (a) ...................        313,371
    25,135   Triple-S Management Corporation (a) ...............        410,957
                                                                   ------------
                                                                      5,333,641
                                                                   ------------
             HEALTH CARE TECHNOLOGY -- 0.0%
     5,000   Eclipsys Corporation (a) ..........................         91,800
     3,922   MGT Capital Investments, Inc. (a) .................          7,922
                                                                   ------------
                                                                         99,722
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 2.5%
    58,618   AFC Enterprises, Inc. (a) .........................        468,358
    46,537   Benihana, Inc. (a) ................................        295,045
    39,029   BJ's Restaurants, Inc. (a) ........................        379,752
    74,288   Bluegreen Corporation (a) .........................        449,442
    14,100   Bob Evans Farms, Inc. .............................        403,260
    14,200   Cheesecake Factory, Inc. (The) (a) ................        225,922
    18,580   CKE Restaurants, Inc. .............................        231,693
   183,526   Denny's Corporation (a) ...........................        521,214
     2,400   DineEquity, Inc. ..................................         89,664
    13,904   Dover Downs Gaming & Entertainment, Inc. ..........         89,264
    22,818   Gaylord Entertainment Company (a) .................        546,719
    86,928   Great Wolf Resorts, Inc. (a) ......................        379,875
    10,504   Isle of Capri Casinos, Inc. (a) ...................         50,314
   146,994   Jamba, Inc. (a) ...................................        271,939

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE -- 2.5% (CONTINUED)
    38,254   Krispy Kreme Doughnuts, Inc. (a) ..................   $    190,887
     7,000   Life Time Fitness, Inc. (a) .......................        206,850
    25,251   Morgans Hotel Group Company (a) ...................        260,085
    67,874   Multimedia Games, Inc. (a) ........................        300,003
     8,200   Papa John's International, Inc. (a) ...............        218,038
    15,941   Pinnacle Entertainment, Inc. (a) ..................        167,221
    13,508   Red Robin Gourmet Burgers, Inc. (a) ...............        374,712
    12,602   Shuffle Master, Inc. (a) ..........................         62,254
    61,736   Steak n Shake Company (The) (a) ...................        390,789
    10,196   Triarc Companies, Inc. - Class B ..................         64,541
     8,591   VCG Holding Corporation (a) .......................         32,216
                                                                   ------------
                                                                      6,670,057
                                                                   ------------
             HOUSEHOLD DURABLES -- 2.0%
    14,131   American Greetings Corporation ....................        174,377
    75,276   Beazer Homes USA, Inc. (a) ........................        419,287
     8,600   Brookfield Homes Corporation ......................        105,608
     4,852   Cavco Industries, Inc. (a) ........................        158,806
     3,300   CSS Industries, Inc. ..............................         79,926
    17,800   Ethan Allen Interiors, Inc. .......................        437,880
    37,400   Furniture Brands International, Inc. ..............        499,664
       500   Hooker Furniture Corporation ......................          8,660
    28,359   iRobot Corporation (a) ............................        389,653
    56,600   La-Z-Boy, Inc. ....................................        432,990
    46,300   Libbey, Inc. ......................................        344,472
    32,900   Meritage Homes Corporation (a) ....................        499,093
    26,843   M/I Homes, Inc. ...................................        422,240
    28,725   Palm Harbor Homes, Inc. (a) .......................        158,849
    78,255   Sealy Corporation (a) .............................        449,184
    70,799   Syntax-Brillian Corporation (a) ...................         36,815
    52,574   Tempur-Pedic International, Inc. ..................        410,603
     7,900   Tupperware Brands Corporation .....................        270,338
    49,482   WCI Communities, Inc. (a) .........................         71,749
                                                                   ------------
                                                                      5,370,194
                                                                   ------------
             HOUSEHOLD PRODUCTS -- 0.1%
   123,637   Spectrum Brands, Inc. (a) .........................        315,274
                                                                   ------------

             INSURANCE -- 1.9%
    50,027   American Equity Investment Life Holding Company ...        407,720
     1,470   American Physicians Capital, Inc. .................         71,207
       627   Baldwin & Lyons, Inc. .............................         10,960
    23,000   eHealth, Inc. (a) .................................        406,180
    14,800   Employers Holdings, Inc. ..........................        306,360
    27,972   Hilltop Holdings, Inc. (a) ........................        288,391
     7,686   Horace Mann Educators Corporation .................        107,758
    11,539   Infinity Property & Casualty Corporation ..........        479,099
     3,600   IPC Holdings Ltd. .................................         95,580
    14,717   Kingsway Financial Services, Inc. .................        127,891
    20,900   LandAmerica Financial Group, Inc. .................        463,771
     8,379   Life Partners Holdings, Inc. ......................        167,412

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INSURANCE -- 1.9% (CONTINUED)
     7,000   Max Capital Group Ltd. ............................   $    149,310
    77,400   MBIA, Inc. (a) ....................................        339,786
    50,245   Meadowbrook Insurance Group, Inc. .................        266,299
    25,018   National Financial Partners Corporation ...........        495,857
     8,300   PMA Capital Corporation (a) .......................         76,443
    13,100   Safety Insurance Group, Inc. ......................        467,015
    35,040   United America Indemnity Ltd. (a) .................        468,485
                                                                   ------------
                                                                      5,195,524
                                                                   ------------
             INTERNET & CATALOG RETAIL -- 0.7%
    55,274   1-800-FLOWERS.COM, Inc. (a) .......................        356,517
     6,816   Blue Nile, Inc. (a) ...............................        289,816
    30,693   Gaiam, Inc. - Class A (a) .........................        414,663
    11,400   NetFlix, Inc. (a) .................................        297,198
    32,210   Nutrisystem, Inc. .................................        455,449
                                                                   ------------
                                                                      1,813,643
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 2.0%
    20,600   Ariba, Inc. (a) ...................................        303,026
    16,865   Autobytel, Inc. (a) ...............................         23,948
     6,500   Bankrate, Inc. (a) ................................        253,955
   124,688   Chordiant Software, Inc. (a) ......................        623,440
     1,700   Constant Contact, Inc. (a) ........................         32,045
     9,200   Digital River, Inc. (a) ...........................        354,936
    10,043   I-many, Inc. (a) ..................................         10,043
    32,374   iMergent, Inc. ....................................        383,308
    28,573   Internap Network Services Corporation (a) .........        133,722
   130,290   iPass, Inc. (a) ...................................        269,700
     6,700   J2 Global Communications, Inc. (a) ................        154,100
    26,724   Keynote Systems, Inc. (a) .........................        344,205
     9,988   Knot, Inc. (The) (a) ..............................         97,683
     2,472   LivePerson, Inc. (a) ..............................          6,946
    48,722   LoopNet, Inc. (a) .................................        550,559
    46,642   Marchex, Inc. - Class B ...........................        574,629
    36,200   Move, Inc. (a) ....................................         84,346
    24,400   SonicWALL, Inc. (a) ...............................        157,380
     1,146   TechTarget, Inc. (a) ..............................         12,102
    74,349   Terremark Worldwide, Inc. (a) .....................        405,946
     9,100   United Online, Inc. ...............................         91,273
    13,278   VistaPrint Ltd. (a) ...............................        355,319
    39,466   Website Pros, Inc. (a) ............................        328,752
                                                                   ------------
                                                                      5,551,363
                                                                   ------------
             IT SERVICES -- 0.5%
     5,800   CACI International, Inc. (a) ......................        265,466
       900   Cass Information Systems, Inc. ....................         28,827
     1,958   eLoyalty Corporation (a) ..........................          9,673
     5,064   Forrester Research, Inc. (a) ......................        156,376
     7,200   Gartner, Inc. (a) .................................        149,184
    16,390   Heartland Payment Systems, Inc. ...................        386,804
     4,900   Information Services Group, Inc. (a) ..............         23,520

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             IT SERVICES -- 0.5% (CONTINUED)
     2,000   SI International, Inc. (a) ........................   $     41,880
    13,100   SRA International, Inc. (a) .......................        294,226
                                                                   ------------
                                                                      1,355,956
                                                                   ------------
             LEISURE EQUIPMENT & PRODUCTS -- 0.4%
     6,337   Aldila, Inc. ......................................         36,311
    58,300   Arctic Cat, Inc. ..................................        457,655
    10,805   Leapfrog Enterprises, Inc. (a) ....................         89,898
     6,462   Polaris Industries, Inc. ..........................        260,936
    21,000   Pool Corporation ..................................        372,960
                                                                   ------------
                                                                      1,217,760
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.7%
     4,093   AMAG Pharmaceuticals, Inc. (a) ....................        139,571
    14,000   Cambrex Corporation (a) ...........................         82,180
    88,811   Exelixis, Inc. (a) ................................        444,055
    13,200   Kendle International, Inc. (a) ....................        479,556
     9,958   Life Sciences Research, Inc. (a) ..................        281,214
    32,008   Medivation, Inc. (a) ..............................        378,655
                                                                   ------------
                                                                      1,805,231
                                                                   ------------
             MACHINERY -- 0.9%
    33,044   3D Systems Corporation (a) ........................        313,918
     3,926   Astec Industries, Inc. (a) ........................        126,182
    64,421   Basin Water, Inc. (a) .............................        301,490
    20,771   Briggs & Stratton Corporation .....................        263,376
     4,000   CIRCOR International, Inc. ........................        195,960
     4,800   Dynamic Materials Corporation .....................        158,160
     9,916   Flanders Corporation (a) ..........................         59,992
     1,875   Gehl Company (a) ..................................         27,731
     4,300   Kadant, Inc. (a) ..................................         97,180
     2,525   Key Technology, Inc. (a) ..........................         80,320
     6,700   Mueller Industries, Inc. ..........................        215,740
    28,300   Mueller Water Products, Inc. ......................        228,381
    19,000   Watts Water Technologies, Inc. - Class A ..........        473,100
                                                                   ------------
                                                                      2,541,530
                                                                   ------------
             MEDIA -- 2.0%
     9,400   Arbitron, Inc. ....................................        446,500
    49,100   Belo Corporation - Class A ........................        358,921
   192,100   Charter Communications, Inc. - Class A (a) ........        201,705
    32,800   Cox Radio, Inc. - Class A (a) .....................        387,040
     1,356   Fisher Communications, Inc. (a) ...................         46,701
     9,200   GateHouse Media, Inc. .............................         22,632
   106,879   Gray Television, Inc. .............................        306,743
    18,900   Harte-Hanks, Inc. .................................        216,405
    22,983   Lakes Entertainment, Inc. (a) .....................        151,228
    73,233   Lee Enterprises, Inc. .............................        292,200
     7,600   LIN TV Corporation - Class A (a) ..................         45,296
    40,760   Live Nation, Inc. (a) .............................        431,241
    41,097   McClatchy Company - Class A .......................        278,638
    94,241   Mediacom Communications Corporation (a) ...........        503,247

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             MEDIA -- 2.0% (CONTINUED)
    32,200   New York Times Company (The) ......................   $    495,558
     6,361   Outdoor Channel Holdings, Inc. (a) ................         44,400
     4,300   Playboy Enterprises, Inc. (a) .....................         21,242
   133,957   Radio One, Inc. (a) ...............................        172,804
     6,050   Scholastic Corporation (a) ........................        173,393
    28,454   Sinclair Broadcast Group, Inc. ....................        216,250
    43,283   Valassis Communications, Inc. (a) .................        541,903
                                                                   ------------
                                                                      5,354,047
                                                                   ------------
             METALS & MINING -- 0.4%
    64,600   Apex Silver Mines Ltd. (a) ........................        317,186
    31,372   Augusta Resource Corporation (a) ..................        181,016
    10,000   General Moly, Inc. (a) ............................         78,700
    14,699   Jaguar Mining, Inc. (a) ...........................        141,845
     2,700   RTI International Metals, Inc. (a) ................         96,174
   119,753   Western Goldfields, Inc. (a) ......................        280,222
       100   Worthington Industries, Inc. ......................          2,050
                                                                   ------------
                                                                      1,097,193
                                                                   ------------
             MULTI-LINE RETAIL -- 0.1%
    14,598   Fred's, Inc. ......................................        164,082
                                                                   ------------

             MULTI-UTILITIES -- 0.5%
    26,020   Avista Corporation ................................        558,389
    21,797   NorthWestern Corporation ..........................        554,080
    21,800   PNM Resources, Inc. ...............................        260,728
                                                                   ------------
                                                                      1,373,197
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 1.7%
       600   APCO Argentina, Inc. ..............................         17,370
    11,600   Callon Petroleum Company (a) ......................        317,376
    10,825   Crusader Energy Group, Inc. (a) ...................         70,363
    20,648   Edge Petroleum Corporation (a) ....................        111,293
    16,026   Energy Partners Ltd. (a) ..........................        239,108
   236,742   Evergreen Energy, Inc. (a) ........................        411,931
    31,018   FX Energy, Inc. (a) ...............................        163,465
     6,000   General Maritime Corporation ......................        155,880
     7,700   GeoGlobal Resources, Inc. (a) .....................         16,401
     2,625   GMX Resources, Inc. (a) ...........................        194,512
    14,400   Golar LNG Ltd. ....................................        223,056
    17,700   InterOil Corporation (a) ..........................        520,380
    13,871   Magellan Petroleum Corporation (a) ................         22,332
    16,346   Nordic American Tanker Shipping Ltd. ..............        634,552
    20,000   Pacific Ethanol, Inc. (a) .........................         36,200
    26,000   PetroQuest Energy, Inc. (a) .......................        699,400
    53,632   Tri-Valley Corporation (a) ........................        398,486
    56,083   Verenium Corporation (a) ..........................        108,240
     9,960   World Fuel Services Corporation ...................        218,522
                                                                   ------------
                                                                      4,558,867
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             PAPER & FOREST PRODUCTS -- 0.2%
    44,100   AbitibiBowater, Inc. (a) ..........................   $    411,453
    11,400   Glatfelter ........................................        154,014
                                                                   ------------
                                                                        565,467
                                                                   ------------
             PERSONAL PRODUCTS -- 1.0%
    15,697   Bare Escentuals, Inc. (a) .........................        294,005
    11,199   Chattem, Inc. (a) .................................        728,495
    38,921   Inter Parfums, Inc. ...............................        583,807
    83,786   Mannatech, Inc. ...................................        455,796
     7,446   Nu Skin Enterprises, Inc. .........................        111,094
    20,356   USANA Health Sciences, Inc. (a) ...................        546,966
                                                                   ------------
                                                                      2,720,163
                                                                   ------------
             PHARMACEUTICALS -- 1.6%
   109,009   Akorn, Inc. (a) ...................................        360,820
    20,900   Auxilium Pharmaceuticals, Inc. (a) ................        702,658
     6,400   BioMimetic Therapeutics, Inc. (a) .................         76,288
    44,300   Elite Pharmaceuticals, Inc. (a) ...................         23,479
    19,787   Javelin Pharmaceuticals, Inc. (a) .................         45,906
    19,945   KV Pharmaceuticals Company - Class A (a) ..........        385,537
    56,746   Pain Therapeutics, Inc. (a) .......................        448,293
    72,980   Salix Pharmaceuticals Ltd. (a) ....................        513,049
    20,900   Sciele Pharma, Inc. (a) ...........................        404,415
     5,800   Valeant Pharmaceuticals International (a) .........         99,238
    59,000   ViroPharma, Inc. (a) ..............................        652,540
    14,833   XenoPort, Inc. (a) ................................        578,932
                                                                   ------------
                                                                      4,291,155
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 2.8%
    22,639   Acadia Realty Trust ...............................        524,093
   143,409   Alesco Financial, Inc. ............................        286,818
    23,100   American Home Mortgage Investment Corporation (a) .            693
    50,700   Anthracite Capital, Inc. ..........................        356,928
    38,577   Arbor Realty Trust, Inc. ..........................        346,036
     7,700   Associated Estates Realty Corporation .............         82,467
     6,100   BioMed Realty Trust, Inc. .........................        149,633
    19,825   Capital Trust, Inc. ...............................        380,838
     3,662   Cogdell Spencer, Inc. .............................         59,507
    11,800   Colonial Properties Trust .........................        236,236
    38,553   Crystal River Capital, Inc. .......................        141,104
    20,584   DiamondRock Hospitality Company ...................        224,160
     4,948   EastGroup Properties, Inc. ........................        212,368
    13,162   First Industrial Realty Trust, Inc. ...............        361,560
     5,000   Franklin Street Properties Corporation ............         63,200
    26,924   Glimcher Realty Trust .............................        301,010
     4,000   Healthcare Realty Trust, Inc. .....................         95,080
    56,515   JER Investors Trust, Inc. .........................        356,044
     3,100   Mid-America Apartment Communities, Inc. ...........        158,224
    54,457   Newcastle Investment Corporation ..................        381,744
    61,317   NorthStar Realty Finance Corporation ..............        510,157
     7,620   Omega Heathcare Investors, Inc. ...................        126,873
     1,449   Parkway Properties, Inc. ..........................         48,875

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS -- 2.8% (CONTINUED)
    20,700   Pennsylvania Real Estate Investment Trust .........   $    478,998
    56,850   RAIT Financial Trust ..............................        421,827
    13,119   Redwood Trust, Inc. ...............................        298,982
     3,740   Sovran Self Storage, Inc. .........................        155,434
     5,400   Sun Communities, Inc. .............................         98,442
    15,300   Sunstone Hotel Investors, Inc. ....................        253,980
    12,500   Tanger Factory Outlet Centers, Inc. ...............        449,125
     6,616   Winthrop Realty Trust .............................         23,818
                                                                   ------------
                                                                      7,584,254
                                                                   ------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
     5,125   Avatar Holdings, Inc. (a) .........................        155,236
     4,000   Jones Lang LaSalle, Inc. ..........................        240,760
    12,300   St. Joe Company (The) (a) .........................        422,136
     3,475   ZipRealty, Inc. (a) ...............................         14,004
                                                                   ------------
                                                                        832,136
                                                                   ------------
             ROAD & RAIL -- 0.8%
    47,310   Celadon Group, Inc. (a) ...........................        472,627
     1,149   Frozen Food Express Industries, Inc. ..............          7,756
     6,000   Genesee & Wyoming, Inc. (a) .......................        204,120
     6,800   Heartland Express, Inc. ...........................        101,388
    38,909   Knight Transportation, Inc. .......................        712,035
    19,466   Old Dominion Freight Line, Inc. (a) ...............        584,369
     6,236   Saia, Inc. (a) ....................................         68,097
     6,500   YRC Worldwide, Inc. (a) ...........................         96,655
                                                                   ------------
                                                                      2,247,047
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
     5,098   Actel Corporation (a) .............................         85,901
    17,995   Applied Micro Circuits Corporation (a) ............        154,037
     2,446   Cohu, Inc. ........................................         35,907
     7,886   Cree, Inc. (a) ....................................        179,880
    19,110   Integrated Silicon Solution, Inc. (a) .............        106,252
    51,300   Micrel, Inc. ......................................        469,395
     9,200   Netlogic Microsystems, Inc. (a) ...................        305,440
    30,951   Pericom Semiconductor Corporation (a) .............        459,313
    52,200   Photronics, Inc. (a) ..............................        367,488
    24,083   Semitool, Inc. (a) ................................        180,863
    39,700   SiRF Technology Holdings, Inc. (a) ................        171,504
    49,723   Ultra Clean Holdings, Inc. (a) ....................        395,795
    13,300   Ultratech, Inc. (a) ...............................        206,416
     5,468   Veeco Instruments, Inc. (a) .......................         87,925
                                                                   ------------
                                                                      3,206,116
                                                                   ------------
             SOFTWARE -- 1.5%
    17,000   ACI Worldwide, Inc. (a) ...........................        299,030
    16,994   Advent Software, Inc. (a) .........................        613,144
    17,700   Fair Isaac Corporation ............................        367,629
    32,562   FalconStor Software, Inc. (a) .....................        230,539
    13,588   GSE Systems, Inc. (a) .............................        121,069
    12,400   Informatica Corporation (a) .......................        186,496

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             SOFTWARE -- 1.5% (CONTINUED)
     9,500   Kenexa Corporation (a) ............................   $    178,980
    27,900   Lawson Software, Inc. (a) .........................        202,833
     8,500   MicroStrategy, Inc. - Class A(a) ..................        550,375
    43,015   Midway Games, Inc. (a) ............................         94,633
    15,809   Quality Systems, Inc. .............................        462,888
    10,200   Radiant Systems, Inc. (a) .........................        109,446
    62,744   Sonic Solutions, Inc. (a) .........................        373,954
    47,099   Tivo, Inc. (a) ....................................        290,601
       345   Wizzard Software Corporation (a) ..................            621
                                                                   ------------
                                                                      4,082,238
                                                                   ------------
             SPECIALTY RETAIL -- 3.0%
    19,800   Aaron Rents, Inc. .................................        442,134
     9,039   AnnTaylor Stores Corporation (a) ..................        216,574
    17,300   AutoNation, Inc. (a) ..............................        173,346
    79,377   Blockbuster, Inc. (a) .............................        198,443
     5,741   Buckle, Inc. (The) ................................        262,536
    54,920   Build-A-Bear Workshop, Inc. (a) ...................        399,268
    33,834   Cabela's, Inc. - Class A (a) ......................        372,512
     6,913   Cache, Inc. (a) ...................................         73,969
    12,500   Casual Male Retail Group, Inc. (a) ................         38,125
    94,400   Charming Shoppes, Inc. (a) ........................        433,296
    25,403   Chico's FAS, Inc. (a) .............................        136,414
    36,900   Coldwater Creek, Inc. (a) .........................        194,832
    10,305   Dick's Sporting Goods, Inc. (a) ...................        182,811
     7,400   DSW, Inc. - Class A (a) ...........................         87,172
    36,100   Haverty Furniture Companies, Inc. .................        362,444
     7,100   J. Crew Group, Inc. (a) ...........................        234,371
    21,166   Jos. A. Bank Clothiers, Inc. (a) ..................        566,191
    47,900   MarineMax, Inc. (a) ...............................        343,443
     2,300   Midas, Inc. (a) ...................................         31,050
     6,614   Monro Muffler, Inc. ...............................        102,451
    17,149   Pacific Sunwear of California, Inc. (a) ...........        146,281
    54,446   Pep Boys - Manny, Moe & Jack (The) ................        474,769
     1,500   Pier 1 Imports, Inc. (a) ..........................          5,160
    21,500   RadioShack Corporation ............................        263,805
    31,600   Rent-A-Center, Inc. (a) ...........................        650,012
    16,300   Sally Beauty Holdings, Inc. (a) ...................        105,298
    44,967   Select Comfort Corporation (a) ....................         73,746
    28,100   Systemax, Inc. (a) ................................        495,965
    11,400   Talbots, Inc. .....................................        132,126
     5,000   Tween Brands, Inc. (a) ............................         82,300
    55,113   West Marine, Inc. (a) .............................        225,963
    31,257   Zale Corporation (a) ..............................        590,445
                                                                   ------------
                                                                      8,097,252
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
    24,164   Cherokee, Inc. ....................................        486,905
    23,841   G-III Apparel Group Ltd. (a) ......................        294,198
     6,600   K-Swiss, Inc. .....................................         97,020
       800   Lakeland Industries, Inc. (a) .....................         10,144

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 64.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.8% (CONTINUED)
    20,000   Perry Ellis International, Inc. (a) ...............   $    424,400
    19,500   Quiksilver, Inc. (a) ..............................        191,490
    20,215   True Religion Apparel, Inc. (a) ...................        538,730
     6,200   Warnaco Group, Inc. (The) (a) .....................        273,234
                                                                   ------------
                                                                      2,316,121
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 0.8%
    19,400   Anchor Bancorp Wisconsin, Inc. ....................        135,994
   120,848   BankUnited Financial Corporation - Class A ........        116,014
    68,241   Centerline Holding Company ........................        113,962
       501   Citizens South Banking Corporation ................          3,783
    67,863   Corus Bankshares, Inc. (a) ........................        282,310
    70,454   Downy Financial Corporation .......................        195,158
     3,700   FirstFed Financial Corporation (a) ................         29,748
     6,500   Guaranty Financial Group, Inc. (a) ................         34,905
    97,256   IndyMac Bancorp, Inc. (a) .........................         60,299
     1,800   Kearny Financial Corporation ......................         19,800
    11,719   Ocwen Financial Corporation (a) ...................         54,493
    99,000   Radian Group, Inc. ................................        143,550
     1,626   Rockville Financial, Inc. .........................         20,423
    33,927   TierOne Corporation ...............................        155,725
    21,700   Triad Guaranty, Inc. (a) ..........................         22,568
    74,284   Trustco Bank Corporation ..........................        551,187
     2,437   Viewpoint Financial, Inc. .........................         35,873
    20,627   Westfield Financial, Inc. .........................        186,674
                                                                   ------------
                                                                      2,162,466
                                                                   ------------
             TOBACCO -- 0.1%
     6,600   Universal Corporation .............................        298,452
       900   Vector Group Ltd. .................................         14,517
                                                                   ------------
                                                                        312,969
                                                                   ------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.9%
    46,000   Beacon Roofing Supply, Inc. (a) ...................        488,060
    80,429   Building Materials Holding Corporation (a) ........        142,359
    27,400   Houston Wire & Cable Company ......................        545,260
    19,307   Kaman Corporation .................................        439,427
     8,600   RSC Holdings, Inc. (a) ............................         79,636
    40,244   Rush Enterprises, Inc. - Class A (a) ..............        483,331
     7,830   Watsco, Inc. ......................................        327,294
                                                                   ------------
                                                                      2,505,367
                                                                   ------------
             TRANSPORTATION INFRASTRUCTURE -- 0.2%
    20,100   Macquarie Infrastructure Company LLC ..............        508,329
                                                                   ------------

             WATER UTILITIES -- 0.0%
     2,770   Cadiz, Inc. (a) ...................................         44,652
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
    76,013   USA Mobility, Inc. (a) ............................        573,898
                                                                   ------------

             TOTAL COMMON STOCKS (Proceeds $204,921,129)  ......   $175,433,974
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES   CLOSED END FUNDS -- 0.0%                                  VALUE
--------------------------------------------------------------------------------
       800   Kayne Anderson Energy Development Company
               (Proceeds $18,358) ..............................   $     18,360
                                                                   ------------

             TOTAL SECURITIES SOLD SHORT - 64.7%
               (Proceeds $204,939,487) .........................   $175,452,334
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
================================================================================
    SHARES   COMMON STOCKS -- 99.8%                                    VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.3%
       964   Astronics Corporation (a) .........................   $     13,409
     1,300   Ducommun, Inc. (a) ................................         29,848
     1,036   LMI Aerospace, Inc. (a) ...........................         18,203
                                                                   ------------
                                                                         61,460
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 0.2%
     7,600   Air Transport Services Group, Inc. (a) ............          7,600
                                                                   ------------

             AIRLINES -- 0.7%
     4,400   Hawaiian Holdings, Inc. (a) .......................         30,580
                                                                   ------------

             AUTO COMPONENTS -- 1.7%
     1,100   Fuel Systems Solutions, Inc. (a) ..................         42,350
     1,100   Hawk Corporation - Class A (a) ....................         20,460
     3,300   Noble International Ltd. ..........................         14,751
                                                                   ------------
                                                                         77,561
                                                                   ------------
             BIOTECHNOLOGY -- 2.9%
     3,600   Emergent BioSolutions, Inc. (a) ...................         35,748
     1,036   Idera Pharmaceuticals, Inc. (a) ...................         15,136
     1,600   Isis Pharmaceuticals, Inc. (a) ....................         21,808
     4,200   Repligen Corporation (a) ..........................         19,824
     9,000   Telik, Inc. (a) ...................................         10,890
       300   United Therapeutics Corporation (a) ...............         29,325
                                                                   ------------
                                                                        132,731
                                                                   ------------
             BUILDING PRODUCTS -- 0.6%
     1,000   Armstrong World Industries, Inc. (a) ..............         29,220
                                                                   ------------

             CAPITAL MARKETS -- 1.8%
     2,200   GFI Group, Inc. ...................................         19,822
    10,100   Ladenburg Thalmann Financial Services, Inc. (a) ...         15,251
     3,000   MCG Capital Corporation ...........................         11,940
       920   Westwood Holdings Group, Inc. .....................         36,616
                                                                   ------------
                                                                         83,629
                                                                   ------------
             CHEMICALS -- 2.4%
     5,400   Chemtura Corporation ..............................         31,536
     1,850   KMG Chemicals, Inc. ...............................         19,110
     2,000   Penford Corporation ...............................         29,760
     1,100   Quaker Chemical Corporation .......................         29,326
                                                                   ------------
                                                                        109,732
                                                                   ------------
             COMMERCIAL BANKS -- 4.4%
     1,070   Bancorp Rhode Island, Inc. ........................         30,570
     1,330   BancTrust Financial Group, Inc. ...................          8,765
       500   Farmers Capital Bank Corporation ..................          8,810
     1,604   First Security Group, Inc. ........................          8,950
     1,543   Gateway Financial Holdings, Inc. ..................         11,835
     1,400   Investors Bancorp, Inc. (a) .......................         18,284
     2,272   Premierwest Bancorp ...............................         13,268

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             COMMERCIAL BANKS -- 4.4% (CONTINUED)
       800   Republic Bancorp, Inc. - Class A ..................   $     19,680
     1,200   Sterling Financial Corporation ....................          4,968
     1,200   Suffolk Bancorp ...................................         35,256
     1,500   Webster Financial Corporation .....................         27,900
     1,600   Western Alliance Bancorp (a) ......................         12,416
                                                                   ------------
                                                                        200,702
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 5.0%
     1,600   Angelica Corporation ..............................         34,032
     2,200   COMSYS IT Partners, Inc. (a) ......................         20,064
       500   Consolidated Graphics, Inc. (a) ...................         24,635
     3,700   GP Strategies Corporation (a) .....................         37,185
     1,500   Hill International, Inc. (a) ......................         24,660
     1,600   ICF International, Inc. (a) .......................         26,592
       900   School Specialty, Inc. (a) ........................         26,757
     1,600   Tetra Tech, Inc. (a) ..............................         36,192
                                                                   ------------
                                                                        230,117
                                                                   ------------
             COMMUNICATIONS EQUIPMENT-- 0.6%
     1,200   Polycom, Inc. (a) .................................         29,232
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 0.5%
     4,700   Presstek, Inc.(a) .................................         23,312
                                                                   ------------

             CONSTRUCTION & ENGINEERING -- 1.4%
     4,300   Furmanite Corporation (a) .........................         34,314
     1,600   Sterling Construction Company, Inc. (a) ...........         31,776
                                                                   ------------
                                                                         66,090
                                                                   ------------
             CONSTRUCTION MATERIALS -- 0.5%
     5,000   U.S. Concrete, Inc. (a) ...........................         23,800
                                                                   ------------

             CONSUMER FINANCE -- 0.7%
     2,300   Advance America Cash Advance Centers, Inc. ........         11,684
     1,200   First Cash Financial Services, Inc. (a) ...........         17,988
                                                                   ------------
                                                                         29,672
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES -- 1.5%
       700   Coinstar, Inc. (a) ................................         22,897
     1,300   Hillenbrand, Inc. .................................         27,820
     1,700   Lincoln Educational Services Corporation (a) ......         19,771
                                                                   ------------
                                                                         70,488
                                                                   ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
     1,900   FiberNet Telecom Group, Inc. (a) ..................         16,055
                                                                   ------------

             ELECTRICAL EQUIPMENT -- 2.8%
     5,700   Advanced Battery Technologies, Inc. (a) ...........         32,889
     2,029   Chase Corporation .................................         38,023
     1,100   Thomas & Betts Corporation (a) ....................         41,635
     1,600   Vicor Corporation .................................         15,968
                                                                   ------------
                                                                        128,515
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             ELECTRIC UTILITIES -- 1.0%
       100   Maine & Maritimes Corporation (a) .................   $      4,240
     1,500   Unitil Corporation ................................         40,665
                                                                   ------------
                                                                         44,905
                                                                   ------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
     4,600   DDi Corporation (a) ...............................         27,646
     2,400   LeCroy Corporation (a) ............................         21,408
     2,900   Spectrum Control, Inc. (a) ........................         23,780
     2,200   Vishay Intertechnology, Inc. (a) ..................         19,514
                                                                   ------------
                                                                         92,348
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 1.7%
     1,200   Mitcham Industries, Inc. (a) ......................         20,496
       800   Natural Gas Services Group, Inc. (a) ..............         24,384
       397   T-3 Energy Services, Inc. (a) .....................         31,550
                                                                   ------------
                                                                         76,430
                                                                   ------------
             FOOD & STAPLES RETAILING -- 0.5%
     2,395   Susser Holdings Corporation (a) ...................         23,184
                                                                   ------------

             FOOD PRODUCTS -- 3.1%
     2,300   Darling International, Inc. (a) ...................         37,996
     3,800   Del Monte Foods Company ...........................         26,980
     1,800   Diamond Foods, Inc. ...............................         41,472
     2,500   Omega Protein Corporation (a) .....................         37,375
                                                                   ------------
                                                                        143,823
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
     4,200   Alphatec Holdings, Inc. (a) .......................         17,136
     1,974   Anika Therapeutics, Inc. (a) ......................         16,957
       884   Exactech, Inc. (a) ................................         22,728
     4,800   Home Diagnostics, Inc. (a) ........................         43,488
     1,400   IRIS International, Inc. (a) ......................         21,910
     1,174   Neogen Corporation (a) ............................         26,873
     8,207   Orthovita, Inc. (a) ...............................         16,824
     1,600   VNUS Medical Technologies, Inc. (a) ...............         32,016
     1,200   Young Innovations, Inc. ...........................         24,984
                                                                   ------------
                                                                        222,916
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 5.7%
     1,000   Bio-Reference Labs, Inc. (a) ......................         22,310
     5,400   BioScrip, Inc. (a) ................................         13,986
     1,400   Chindex International, Inc. (a) ...................         20,538
     2,400   Hanger Orthopedic Group, Inc. (a) .................         39,576
     6,900   Health Grades, Inc. (a) ...........................         30,981
       300   Landauer, Inc. ....................................         16,872
     1,000   LHC Group, Inc. (a) ...............................         23,250
       900   LifePoint Hospitals, Inc. (a) .....................         25,470
     5,100   NovaMed, Inc. (a) .................................         19,227
     1,200   U.S. Physical Therapy, Inc. (a) ...................         19,692
       800   WellCare Health Plans, Inc. (a) ...................         28,920
                                                                   ------------
                                                                        260,822
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 99.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE -- 2.6%
     3,000   O'Charleys, Inc. ..................................   $     30,180
       800   Peet's Coffee & Tea, Inc. (a) .....................         15,856
     2,180   Red Lion Hotels Corporation (a) ...................         17,375
     2,100   Texas Roadhouse, Inc. (a) .........................         18,837
     4,100   Town Sports International Holdings, Inc. (a) ......         38,294
                                                                   ------------
                                                                        120,542
                                                                   ------------
             HOUSEHOLD DURABLES -- 0.3%
       600   Ryland Group, Inc. ................................         13,086
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 0.2%
       555   Oil-Dri Corporation of America ....................          9,962
                                                                   ------------

             INDUSTRIAL CONGLOMERATES -- 0.7%
       600   Teleflex, Inc. ....................................         33,354
                                                                   ------------

             INSURANCE -- 5.2%
     1,800   Affirmative Insurance Holdings, Inc. ..............         12,240
       700   Allied World Assurance Company Holdings Ltd. ......         27,734
     2,000   American Safety Insurance Holdings Ltd. (a) .......         28,760
     3,700   Castlepoint Holdings Ltd. .........................         33,633
     3,000   Citizens, Inc. (a) ................................         18,390
     1,300   Donegal Group, Inc. ...............................         20,631
     2,500   Eastern Insurance Holdings, Inc. ..................         39,000
       500   FPIC Insurance Group, Inc. (a) ....................         22,660
       800   Hanover Insurance Group, Inc. (The) ...............         34,000
                                                                   ------------
                                                                        237,048
                                                                   ------------
             INTERNET & CATALOG RETAIL -- 0.5%
    10,800   drugstore.com, Inc. (a) ...........................         20,520
                                                                   ------------

             INTERNET SOFTWARE & SERVICES -- 1.2%
     2,200   Earthlink, Inc. (a) ...............................         19,030
     6,000   NaviSite, Inc. (a) ................................         22,800
     1,400   Perficient, Inc. (a) ..............................         13,524
                                                                   ------------
                                                                         55,354
                                                                   ------------
             IT SERVICES -- 3.1%
     2,000   Cybersource Corporation (a) .......................         33,460
     5,300   Hackett Group, Inc. (The) (a) .....................         30,422
     1,852   NCI, Inc. (a) .....................................         42,374
     9,100   Unisys Corporation (a) ............................         35,945
                                                                   ------------
                                                                        142,201
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.2%
       599   Medtox Scientific, Inc. (a) .......................          8,314
                                                                   ------------

             MACHINERY -- 2.8%
       100   L.S. Starrett Company (The) .......................          2,364
     2,100   Lydall, Inc. (a) ..................................         26,355
     2,506   Met-Pro Corporation ...............................         33,455

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             MACHINERY -- 2.8% (CONTINUED)
     2,200   NN, Inc. ..........................................   $     30,668
       668   Peerless Manufacturing Company (a) ................         31,309
       380   Thermadyne Holdings Corporation (a) ...............          5,620
                                                                   ------------
                                                                        129,771
                                                                   ------------
             MARINE -- 1.7%
       400   Genco Shipping & Trading Ltd. .....................         26,080
     1,300   International Shipholding Corporation (a) .........         30,472
     1,700   Star Bulk Carriers Corporation ....................         20,043
                                                                   ------------
                                                                         76,595
                                                                   ------------
             MEDIA -- 0.4%
     2,300   Martha Stewart Living Omnimedia, Inc. - Class A ...         17,020
                                                                   ------------

             METALS & MINING -- 1.9%
       500   Compass Minerals International, Inc. ..............         40,280
       300   IAMGOLD Corporation ...............................          1,815
       800   Mesabi Trust ......................................         24,640
       600   Royal Gold, Inc. ..................................         18,816
                                                                   ------------
                                                                         85,551
                                                                   ------------
             MULTI-LINE RETAIL -- 0.4%
     4,700   Tuesday Morning Corporation (a) ...................         19,317
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 5.2%
     8,700   Abraxas Petroleum Corporation (a) .................         47,067
     6,300   BMB Munai, Inc. (a) ...............................         37,422
     1,200   Double Eagle Petroleum Company (a) ................         21,876
       785   Genesis Energy, L.P. ..............................         14,483
     1,099   GeoResources, Inc. (a) ............................         20,244
     1,500   Houston American Energy Corporation (a) ...........         16,830
       600   Panhandle Oil and Gas, Inc. .......................         20,316
       700   Penn Virginia Resource Partners, L.P. .............         18,956
     6,300   RAM Energy Resources, Inc. (a) ....................         39,690
                                                                   ------------
                                                                        236,884
                                                                   ------------
             PERSONAL PRODUCTS -- 1.8%
     1,500   Elizabeth Arden, Inc. (a) .........................         22,770
       900   NBTY, Inc. (a) ....................................         28,854
     2,648   Nutraceutical International Corporation (a) .......         31,776
                                                                   ------------
                                                                         83,400
                                                                   ------------
             PHARMACEUTICALS -- 1.1%
     3,200   Cypress Bioscience, Inc. (a) ......................         23,008
     6,000   Questcor Pharmaceuticals, Inc. (a) ................         27,840
                                                                   ------------
                                                                         50,848
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 4.4%
     2,100   American Land Lease, Inc. .........................         39,900
       135   Gladstone Commercial Corporation ..................          2,340
     5,200   HRPT Properties Trust .............................         35,204
     1,100   Mack-Cali Realty Corporation ......................         37,587
     4,148   Monmouth Real Estate Investment Corporation .......         26,547

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS -- 4.4% (CONTINUED)
     2,300   One Liberty Properties, Inc. ......................   $     37,513
     4,417   Supertel Hospitality, Inc. ........................         21,908
                                                                   ------------
                                                                        200,999
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%
     8,200   Atmel Corporation (a) .............................         28,536
     4,050   CEVA, Inc. (a) ....................................         32,278
    30,600   Credence Systems Corporation (a) ..................         39,780
     2,800   Fairchild Semiconductor International, Inc. (a) ...         32,844
     1,100   Power Integrations, Inc. (a) ......................         34,771
     2,500   Teradyne, Inc. (a) ................................         27,675
     1,600   Volterra Semiconductor Corporation (a) ............         27,616
     4,400   White Electronic Designs Corporation (a) ..........         20,196
                                                                   ------------
                                                                        243,696
                                                                   ------------
             SOFTWARE -- 5.0%
       600   Concur Technologies, Inc. (a) .....................         19,938
     3,200   Digimarc Corporation (a) ..........................         45,312
       500   Ebix, Inc. (a) ....................................         38,860
     1,700   MSC Software Corporation (a) ......................         18,666
     2,023   NetScout Systems, Inc. (a) ........................         21,606
     7,600   SumTotal Systems, Inc. (a) ........................         35,568
     5,500   TeleCommunication Systems, Inc. (a) ...............         25,465
       700   Ultimate Software Group, Inc. (a) .................         24,941
                                                                   ------------
                                                                        230,356
                                                                   ------------
             SPECIALTY RETAIL -- 3.0%
     2,100   Charlotte Russe Holding, Inc. (a) .................         37,296
     5,188   Franklin Covey Company (a) ........................         45,032
     7,116   Gander Mountain Company (a) .......................         26,258
     2,600   Lithia Motors, Inc. ...............................         12,792
       900   Zumiez, Inc. (a) ..................................         14,922
                                                                   ------------
                                                                        136,300
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
     4,000   American Apparel, Inc. (a) ........................         26,600
     1,500   Timberland Company (a) ............................         24,525
                                                                   ------------
                                                                         51,125
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 1.4%
       184   First Defiance Financial Corporation ..............          2,946
     2,500   Home Federal Bancorp, Inc. ........................         24,650
       100   Parkvale Financial Corporation ....................          2,333
     2,900   United Financial Bancorp, Inc. ....................         32,393
                                                                   ------------
                                                                         62,322
                                                                   ------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.9%
     1,000   DXP Enterprises, Inc. (a) .........................         41,640
                                                                   ------------

             WATER UTILITIES -- 0.8%
     2,146   Middlesex Water Company ...........................         35,602
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 99.8% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       900   Syniverse Holdings, Inc. (a) ......................   $     14,580
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $4,928,660) .............   $  4,571,311
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET SECURITIES -- 0.3%                           VALUE
--------------------------------------------------------------------------------
    15,613   UMB Money Market Fiduciary Fund, 0.96%,
               floating rate (Cost $15,613) ....................   $     15,613
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.1%
               (Cost $4,944,273) ...............................   $  4,586,924

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...         (5,889)
                                                                   ------------

             TOTAL NET ASSETS -- 100.0% ........................   $  4,581,035
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008
===========================================================================================
                                                                 TFS               TFS
                                                               MARKET             SMALL
                                                            NEUTRAL FUND        CAP FUND
-------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost .................................   $  282,846,153    $    4,944,273
                                                           ==============    ==============
   At value (Note 2) ...................................   $  273,799,963    $    4,586,924
Cash  ..................................................        7,003,842                --
Deposits with brokers for securities sold short (Note 2)      168,793,007                --
Dividends receivable ...................................          198,978             3,763
Receivable for investment securities sold ..............       60,095,248           213,209
Receivable for capital shares sold .....................        2,474,791                --
Receivable from Adviser (Note 4) .......................               --             9,998
Other assets ...........................................           17,146             6,923
                                                           --------------    --------------
   TOTAL ASSETS ........................................      512,382,975         4,820,817
                                                           --------------    --------------
LIABILITIES
Securities sold short, at value (Note 2)
   (proceeds $204,939,487) .............................      175,452,334                --
Payable for investment securities purchased ............       64,581,872           226,607
Payable for capital shares redeemed ....................           63,193                --
Dividends payable on securities sold short (Note 2) ....          273,101                --
Interest payable on brokerage accounts .................          271,765                --
Payable to Adviser (Note 4) ............................          431,193                --
Payable to administrator (Note 4) ......................           36,200             6,000
Other accrued expenses .................................           34,565             7,175
                                                           --------------    --------------
   TOTAL LIABILITIES ...................................      241,144,223           239,782
                                                           --------------    --------------

NET ASSETS .............................................   $  271,238,752    $    4,581,035
                                                           ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital ........................................   $  249,640,154    $    5,028,485
Accumulated undistributed net realized gains (losses)
   from security transactions ..........................        1,157,635           (90,101)
Net unrealized appreciation (depreciation) on:
   Investments .........................................       (9,046,190)         (357,349)
   Short positions .....................................       29,487,153                --
                                                           --------------    --------------
Net assets .............................................   $  271,238,752    $    4,581,035
                                                           ==============    ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..........       17,397,951           491,866
                                                           ==============    ==============

Net asset value, redemption price and
   offering price per share (a) (Note 2) ...............   $        15.59    $         9.31
                                                           ==============    ==============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2008
============================================================================================
                                                                     TFS             TFS
                                                                   MARKET           SMALL
                                                                NEUTRAL FUND      CAP FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ................................................   $  3,185,995    $     47,670
                                                                ------------    ------------
EXPENSES
   Investment advisory fees (Note 4) ........................      4,003,322         108,745
   Dividend expense on securities sold short (Note 2) .......      2,039,896              --
   Brokerage expense on securities sold short ...............        391,965              --
   Administration fees (Note 4) .............................        216,107          24,000
   Borrowing costs (Note 5) .................................        131,383           1,722
   Custodian fees ...........................................         87,264          13,224
   Transfer agent fees (Note 4) .............................         73,538          18,000
   Accounting services fees (Note 4) ........................         47,890          30,505
   Professional fees ........................................         40,739          21,739
   Registration fees ........................................         46,758          15,144
   Compliance service fees (Note 4) .........................         18,063          18,063
   Pricing fees .............................................         26,856           3,918
   Insurance expense ........................................         27,564           1,422
   Printing of shareholder reports ..........................         16,791           2,389
   Postage and supplies .....................................         12,583           4,600
   Trustees' fees and expenses ..............................          8,277           8,277
   Other expenses ...........................................         17,109           5,930
                                                                ------------    ------------
      TOTAL EXPENSES ........................................      7,206,105         277,678
   Fees waived and expenses reimbursed
      by the Adviser (Note 4) ...............................       (194,726)       (142,256)
                                                                ------------    ------------
      NET EXPENSES ..........................................      7,011,379         135,422
                                                                ------------    ------------

NET INVESTMENT LOSS .........................................     (3,825,384)        (87,752)
                                                                ------------    ------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS AND
   SECURITIES SOLD SHORT
   Net realized gains (losses) from security transactions of:
      Investments ...........................................    (21,583,171)        (78,473)
      Securities sold short .................................     27,980,135              --
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................    (20,608,839)       (763,246)
      Securities sold short .................................     27,060,992              --
                                                                ------------    ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS ............................     12,849,117        (841,719)
                                                                ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ..........................................   $  9,023,733    $   (929,471)
                                                                ============    ============

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================
                                                                     YEAR              YEAR
                                                                    ENDED             ENDED
                                                                   JUNE 30,          JUNE 30,
                                                                     2008              2007
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) .............................   $   (3,825,384)   $       75,557
   Net realized gains (losses) from security transactions of:
     Investments ............................................      (21,583,171)        9,769,096
     Short positions ........................................       27,980,135        (6,885,849)
   Net change in unrealized appreciation (depreciation) on:
     Investments ............................................      (20,608,839)       10,627,956
     Short positions ........................................       27,060,992         1,596,711
                                                                --------------    --------------
Net increase in net assets from operations ..................        9,023,733        15,183,471
                                                                --------------    --------------
FROM DISTRIBUTIONS
   Distributions from net investment income .................          (75,557)               --
   Distributions from net realized gains
     from security transactions .............................       (4,093,514)         (877,699)
                                                                --------------    --------------
Net decrease in net assets from distributions
   to shareholders ..........................................       (4,169,071)         (877,699)
                                                                --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................      201,721,125       183,577,660
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ..........        3,396,677           819,201
   Proceeds from redemption fees collected (Note 2) .........          982,502            83,852
   Payments for shares redeemed .............................     (151,102,416)       (9,878,017)
                                                                --------------    --------------
Net increase in net assets
   from capital share transactions ..........................       54,997,888       174,602,696
                                                                --------------    --------------

TOTAL INCREASE IN NET ASSETS ................................       59,852,550       188,908,468

NET ASSETS
   Beginning of year ........................................      211,386,202        22,477,734
                                                                --------------    --------------
   End of year ..............................................   $  271,238,752    $  211,386,202
                                                                ==============    ==============

UNDISTRIBUTED NET INVESTMENT INCOME .........................   $           --    $       75,557
                                                                ==============    ==============
CAPITAL SHARE ACTIVITY
   Shares sold ..............................................       13,716,056        13,360,163
   Shares issued in reinvestment of
     distributions to shareholders ..........................          239,540            61,272
   Shares redeemed ..........................................      (11,046,333)         (739,689)
                                                                --------------    --------------
   Net increase in shares outstanding .......................        2,909,263        12,681,746
   Shares outstanding, beginning of year ....................       14,488,688         1,806,942
                                                                --------------    --------------
   Shares outstanding, end of year ..........................       17,397,951        14,488,688
                                                                ==============    ==============

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                                 YEAR              YEAR
                                                                ENDED             ENDED
                                                               JUNE 30,          JUNE 30,
                                                                 2008              2007
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..................................   $      (87,752)   $      (31,287)
   Net realized gains (losses) from security transactions          (78,473)          780,531
   Net change in unrealized appreciation
     (depreciation) on investments ......................         (763,246)          345,551
                                                            --------------    --------------
Net increase (decrease) in net assets from operations ...         (929,471)        1,094,795
                                                            --------------    --------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
     from security transactions .........................         (760,875)           (1,268)
                                                            --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................          270,485           693,985
   Net asset value of shares issued in
     reinvesment of distributions to shareholders .......          748,784             1,250
   Proceeds from redemption fees collected (Note 2) .....            1,951               645
   Payments for shares redeemed .........................         (387,376)          (83,566)
                                                            --------------    --------------
Net increase in net assets from capital
   share transactions ...................................          633,844           612,314
                                                            --------------    --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................       (1,056,502)        1,705,841

NET ASSETS
   Beginning of year ....................................        5,637,537         3,931,696
                                                            --------------    --------------
   End of year ..........................................   $    4,581,035    $    5,637,537
                                                            ==============    ==============

ACCUMULATED NET INVESTMENT LOSS .........................   $           --    $           --
                                                            ==============    ==============

CAPITAL SHARE ACTIVITY
   Shares sold ..........................................           24,283            60,077
   Shares issued in reinvestment of
     distributions to shareholders ......................           72,486               109
   Shares redeemed ......................................          (35,844)           (7,584)
                                                            --------------    --------------
   Net increase in shares outstanding ...................           60,925            52,602
   Shares outstanding, beginning of year ................          430,941           378,339
                                                            --------------    --------------
   Shares outstanding, end of year ......................          491,866           430,941
                                                            ==============    ==============

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
===================================================================================================
                                               YEAR           YEAR           YEAR          PERIOD
                                              ENDED          ENDED          ENDED          ENDED
PER SHARE DATA FOR A SHARE                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:            2008           2007           2006          2005(a)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    14.59     $    12.44     $    10.37     $    10.00
                                            ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss) ..........        (0.23)          0.01          (0.04)         (0.11)
  Net realized and unrealized
    gains on investments ................         1.56           2.35           2.12           0.49
                                            ----------     ----------     ----------     ----------
Total from investment operations ........         1.33           2.36           2.08           0.38
                                            ----------     ----------     ----------     ----------
Less distributions:
  Distributions from net
    investment income ...................        (0.01)            --             --             --
  Distributions from net realized gains
    from security transactions ..........        (0.40)         (0.22)         (0.01)            --
  Distributions in excess of net
    realized gains (losses) from
    security transactions ...............           --             --             --          (0.01)
                                            ----------     ----------     ----------     ----------
Total distributions .....................        (0.41)         (0.22)         (0.01)         (0.01)
                                            ----------     ----------     ----------     ----------
Proceeds from redemption
  fees collected (Note 2) ...............         0.08           0.01           0.00(b)        0.00(b)
                                            ----------     ----------     ----------     ----------
Net asset value at end of period ........   $    15.59     $    14.59     $    12.44     $    10.37
                                            ==========     ==========     ==========     ==========
Total return (c) ........................        9.93%         19.18%         20.04%          3.77%(d)
                                            ==========     ==========     ==========     ==========
Ratios and supplemental data:
  Net assets at end of period (000's) ...   $  271,239     $  211,386     $   22,478     $    8,101
                                            ==========     ==========     ==========     ==========
  Ratio of gross expenses to
    average net assets ..................        4.05%          3.30%          5.10%          6.82%(g)

  Ratio of net expenses to
    average net assets (e) ..............        3.94%          3.07%          3.21%          3.26%(g)

  Ratio of net expenses to average
    net assets excluding
    dividend expense (e) (f) ............        2.80%          2.48%          2.49%          2.49%(g)

  Ratio of net expenses to average
    net assets excluding dividend
    expense, borrowing costs and
    brokerage expense on securities
    sold short (e) (f) ..................        2.50%          2.48%          2.49%          2.49%(g)

  Ratio of net investment income (loss)
    to average net assets ...............       (2.15%)         0.09%         (0.69%)        (1.77%)(g)

  Portfolio turnover rate ...............         536%           492%           398%           368%(g)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f) Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 1.44%, 0.59%, 0.72% and 0.77%(g) of average net assets for the periods ended June 30, 2008, 2007, 2006 and 2005, respectively.

(g)   Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
=============================================================================================
                                                        YEAR           YEAR          PERIOD
                                                       ENDED          ENDED          ENDED
PER SHARE DATA FOR A SHARE                            JUNE 30,       JUNE 30,       JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:                     2008           2007          2006(a)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $    13.08     $    10.39     $    10.00
                                                     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss ............................        (0.18)         (0.07)         (0.01)
  Net realized and unrealized gains
    (losses) on investments ......................        (1.79)          2.76           0.40
                                                     ----------     ----------     ----------
Total from investment operations .................        (1.97)          2.69           0.39
                                                     ----------     ----------     ----------
Less distributions:
  Distributions from net realized gains
    from security transactions ...................        (1.80)         (0.00)(b)         --
                                                     ----------     ----------     ----------

Proceeds from redemption fees collected (Note 2) .         0.00(b)        0.00(b)          --
                                                     ----------     ----------     ----------

Net asset value at end of period .................   $     9.31     $    13.08     $    10.39
                                                     ==========     ==========     ==========

Total return (c) .................................      (16.40%)        25.93%          3.90%(d)
                                                     ==========     ==========     ==========

Ratios and supplemental data:
  Net assets at end of period (000's) ............   $    4,581     $    5,638     $    3,932
                                                     ==========     ==========     ==========

  Ratio of gross expenses to average net assets ..        5.57%          5.14%          8.18%(f)

  Ratio of net expenses to average net assets (e)         2.72%          2.03%          1.72%(f)

  Ratio of net expenses to average net assets
    excluding borrowing costs ....................        2.68%          2.03%          1.72%(f)

Ratio of net investment loss to average net assets       (1.76%)        (0.69%)        (0.69%)(f)

Portfolio turnover rate ..........................         269%           419%           184%(f)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(f)   Annualized.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008
================================================================================

1.    ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks to produce long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the years ended June 30, 2008 and June 30, 2007, proceeds from redemption fees totaled $982,502 and $83,852, respectively, for the TFS Market Neutral Fund and $1,951 and $645, respectively, for the TFS Small Cap Fund.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by each of the Funds during the years ended June 30, 2008 and June 30, 2007 was as follows:

                                                           Long-Term
                                  Year       Ordinary       Capital        Total
                                 Ended        Income         Gains     Distributions
                               ---------    ----------     ---------   -------------

TFS Market Neutral Fund        6/30/2008    $4,086,498     $  82,573    $4,169,071
                               6/30/2007    $  362,501     $ 515,198    $  877,699

TFS Market Small Cap Fund      6/30/2008    $  760,875     $      --    $  760,875
                               6/30/2007    $    1,268     $      --    $    1,268

Short positions - The TFS Market Neutral Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as brokerage expenses on securities sold short in the Statement of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses - Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of June 30, 2008:

------------------------------------------------------------------------------------------
                                                               TFS MARKET      TFS SMALL
                                                              NEUTRAL FUND      CAP FUND
------------------------------------------------------------------------------------------
Tax cost of portfolio investments and securities sold short   $ 84,160,184    $  4,955,560
                                                              ============    ============
Gross unrealized appreciation .............................   $ 43,249,584    $    288,428
Gross unrealized depreciation .............................    (29,062,139)       (657,064)
                                                              ------------    ------------
Net unrealized appreciation (depreciation) ................     14,187,445        (368,636)
Undistributed ordinary income .............................      7,411,153              --
Capital loss carryforward .................................             --         (16,913)
Post-October losses .......................................             --         (61,901)
                                                              ------------    ------------
Total distributable earnings (deficit) ....................   $ 21,598,598    $   (447,450)
                                                              ============    ============
------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended June 30, 2008, the TFS Market Neutral Fund reclassified $3,825,517 of net investment loss against undistributed net realized gains from security transactions. For the year ended June 30, 2008 the TFS Small Cap Fund reclassified $87,752 of net investment loss against paid-in capital. These reclassifications are reflected on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

As of June 30, 2008, the TFS Small Cap Fund had a capital loss carryforward of $16,913 which expires June 30, 2016. In addition, the TFS Small Cap Fund had net realized losses of $61,901 during the period November 1, 2007 through June 30, 2008, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2009. The capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended June 30, 2005 through June 30, 2007.

3.    INVESTMENT TRANSACTIONS

During the year ended June 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $1,069,376,763 and $969,959,893, respectively, for the TFS Market Neutral Fund and $13,438,954 and $13,621,215, respectively, for the TFS Small Cap Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets (the "Base Fee"), which may be increased or decreased by as much as 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. The term "benchmark," when used for the TFS Small Cap Fund's investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%. The performance adjustment is calculated monthly by comparing The Small Cap Fund's performance to that of the benchmark over the performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. The performance fee adjustment will be applied to average net assets of the Fund over the performance period. The Base Fee with respect to the Fund will be increased by one basis point (0.01%) for every two basis points (0.02%) of outperformance, to a maximum fee of 2.50% per annum. However, if the Fund underperforms its benchmark the fee will be decreased one basis point (0.01%) for every two basis points (0.02%) of underperformance, to a minimum fee of 0.00% per annum. TFS may receive the performance fee adjustment for periods during which the Fund has negative investment performance. During the year ended June 30, 2008, investment advisory fees were increased by $46,358 pursuant to the performance fee adjustment.

The Adviser has contractually agreed to waive its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to the performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's annual ordinary operating expenses could exceed the 1.75% cap. As a result of this agreement, during the year ended June 30, 2008, the Adviser waived investment advisory fees of $194,726 with respect to the TFS Market Neutral Fund and waived all of its base investment advisory fees of $62,387 and reimbursed $79,869 of other operating expenses with respect to the TFS Small Cap Fund.

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of June 30, 2008, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $599,645 and $323,064, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                                          June 30,      June 30,      June 30,
                                            2009          2010          2011
                                          --------      --------      --------
TFS Market Neutral Fund                   $220,474      $184,445      $194,726
TFS Small Cap Fund                        $ 39,812      $140,996      $142,256

The President of the Trust is also a Principal of the Adviser. This person also served as the Trust's Chief Compliance Officer until November 30, 2007. For the period he served as Chief Compliance Officer, each Fund reimbursed the Adviser approximately $3,750.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust.

In addition, a principal of Drake serves as the Trust's Chief Compliance Officer. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

5.    BORROWING COSTS

During the year ended June 30, 2008, The TFS Market Neutral Fund and The TFS Small Cap Fund incurred $131,383 and $1,722 of borrowing costs, respectively. As of June 30, 2008, The TFS Market Neutral Fund and The TFS Small Cap Fund had no outstanding borrowings with UMB Bank, N.A. or Credit Suisse. The average outstanding borrowing and average interest rate on borrowings during the year ended June 30, 2008 are as follows:

THE TFS MARKET NEUTRAL FUND:
--------------------------------------------------------------------------------
                                               AVERAGE          AVERAGE
                                              OUTSTANDING      INTEREST
ACCOUNT                                       BORROWING *       RATE *
--------------------------------------------------------------------------------
UMB Bank, N.A                                $ 4,501,611         5.78%
Credit Suisse                                $ 2,091,726         4.80%

THE TFS SMALL CAP FUND:
--------------------------------------------------------------------------------
                                               AVERAGE          AVERAGE
                                              OUTSTANDING      INTEREST
ACCOUNT                                       BORROWING *       RATE *
--------------------------------------------------------------------------------
UMB Bank, N.A.                                $   44,252         5.70%

*     Average does not include days when outstanding borrowings were $0.

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

7.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, each Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short, of TFS Capital Investment Trust (the "Funds") comprising the TFS Market Neutral Fund and TFS Small Cap Fund, as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the TFS Capital Investment Trust as of June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Cincinnati, Ohio
August 26, 2008

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2008) and held until the end of the period (June 30, 2008).

The table below illustrates each Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

TFS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2008   June 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,075.90       $   26.94
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00        $  998.91       $   25.94
--------------------------------------------------------------------------------

TFS SMALL CAP FUND
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                January 1, 2008   June 30, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $  908.30       $   11.62
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00        $1,012.68       $   12.26
--------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 5.22% and 2.45%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the applicable period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

----------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                                 PRINCIPAL OCCUPATION(S)         IN FUND
NAME,                               LENGTH     POSITION(S)         DURING PAST 5 YEARS           COMPLEX
ADDRESS                            OF TIME         HELD           AND DIRECTORSHIPS OF           OVERSEEN
AND AGE                             SERVED     WITH TRUST         PUBLIC COMPANIES**            BY TRUSTEE
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
----------------------------------------------------------------------------------------------------------
*Larry S. Eiben                      Since      Trustee,     Chief Operating Officer, Chief          2
1800 Bayberry Court, Suite 103       January    President    Compliance Officer and Portfolio
Richmond, Virginia  23226            2004                    Manager of TFS Capital, LLC.
Year of Birth: 1972
----------------------------------------------------------------------------------------------------------
*Thomas M. Frederick                 Since      Trustee      Director of Business Development        2
1800 Bayberry Court, Suite 103       June                    for TFS Capital LLC from July 2006
Richmond, Virginia  23226            2004                    - present. Associate Director of
Year of Birth: 1972                                          Virginia Student Aid Foundation
                                                             from February 2004 - July 2006;
                                                             Associate Chief Information Officer
                                                             of Samuel James Ltd. from February
                                                             2003 - February 2004.
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------
Merle C. Hazelton                    Since      Trustee      Capital Markets - Assistant             2
1800 Bayberry Court, Suite 103       June                    Controller of Genworth Financial,
Richmond, Virginia   23226           2004                    Inc. (insurance/ financial services
Year of Birth: 1962                                          firm) from July 2007 to present.
                                                             Investments - Assistant Controller
                                                             of Genworth Financial, Inc. from
                                                             May 2005 to July 2007; Treasury -
                                                             Controller of Genworth Financial,
                                                             Inc. (insurance/financial services
                                                             firm) from February 2002 to May
                                                             2005.
----------------------------------------------------------------------------------------------------------
Mark J. Malone                       Since      Trustee      Director, Institutional Equities of     2
1800 Bayberry Court, Suite 103       June                    Lazard Capital Markets from March
Richmond, Virginia   23226           2004                    2008 to present; Managing Director,
Year of Birth: 1966                                          Institutional Equities of Lazard
                                                             Capital Markets from April 2006 to
                                                             March 2008; Director of
                                                             Institutional Equities of Deutsche
                                                             Bank Securities from June 1998 -
                                                             March 2006.
----------------------------------------------------------------------------------------------------------
Brian O'Connell                      Since      Trustee      Independent writer/author from          2
1800 Bayberry Court, Suite 103       June                    January 1996 - present.
Richmond, Virginia   23226           2004
Year of Birth: 1959
----------------------------------------------------------------------------------------------------------

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

NAME,                               LENGTH     POSITION(S)
ADDRESS                            OF TIME         HELD            PRINCIPAL OCCUPATION(S)
AND AGE                             SERVED     WITH TRUST           DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
---------------------------------------------------------------------------------------------------------
Robert G. Dorsey                    Since        Vice        Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450       June 2004    President   LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246
Year of Birth: 1957
---------------------------------------------------------------------------------------------------------
Mark J. Seger                       Since        Treasurer   Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450       June 2004                LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246
Year of Birth: 1962
---------------------------------------------------------------------------------------------------------
John F. Splain                      Since        Secretary   Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450       June 2004                LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246
Year of Birth: 1956
---------------------------------------------------------------------------------------------------------

* Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust's investment adviser, are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**    None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-534-2001.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income made by the Funds during the fiscal year ended June 30, 2008. Certain dividends paid by the TFS Market Neutral Fund and TFS Small Cap Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $4,086,498 and $760,875, respectively, as taxed at a maximum rate of 15%. Additionally, the TFS Market Neutral Fund designates $82,573 as long-term gain distributions.

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements with the Adviser for the TFS Market Neutral Fund and the TFS Small Cap Fund. These approvals took place at an in-person meeting held on May 21, 2008, at which all of the Independent Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the actual and projected costs of the services provided and the profits to be realized by the Adviser from its relationship with the Funds; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below are summaries of the discussions and findings of the Trustees in regard to the approvals of the Investment Advisory Agreements.

(i) (i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They considered the responsibilities of the Adviser under the Investment Advisory Agreements and the Adviser's compensation under the Agreements. The Independent Trustees reviewed the background and experience of the Adviser's key investment and operating personnel. They also considered the Adviser's commitment to hire qualified professional staff and the Adviser's ongoing commitment to research and development of new trading programs for the Funds. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser were satisfactory for the Market Neutral Fund and the Small Cap Fund.

(ii) THE INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In this regard, the Independent Trustees compared the performance of the Market Neutral Fund with the performance of the S&P 500 Index, the Fund's primary benchmark, over various periods ended March 31, 2008. It was observed by the Independent Trustees that as of March 31, 2008, in spite of the Fund's market neutral strategy, it has outperformed the S&P 500 Index over both the one year period then ended and since inception. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "long short" funds, which is the category to which the Market Neutral Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2008, the Market Neutral Fund (7.08%) significantly outperformed the average fund in the Morningstar "long short" category (-0.79%). They also noted that the Fund has a 5-star Morningstar rating overall and for the three-year period ended March 31, 2008. The Independent Trustees reviewed the rankings assigned to the Market Neutral Fund by Lipper, noting that the Fund was the #1 ranked Equity Market Neutral Fund for calendar year 2007. The Independent Trustees also reviewed performance information with respect to the Adviser's other managed accounts with similar investment objectives, which indicated that the Fund had generally underperformed such other accounts. They considered that, based on

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      representations by the Adviser, those performance differences can be attributed mainly to (1) no requirement to provide for daily liquidity for the other managed accounts and (2) the Fund, although having a similar investment objective to such other accounts, is subject to stricter investment limitations and is managed more conservatively than such other accounts to achieve a less volatile return. The Independent Trustees also considered the consistency of the Adviser's management of the Market Neutral Fund with the Fund's investment objective and policies. The Independent Trustees concluded that the investment performance of the Market Neutral Fund has been above average.

      The Independent Trustees considered the performance of the Small Cap Fund. Its performance was compared to the performance of the Russell 2000 Index, the Fund's primary benchmark, over various periods ended March 31, 2008. It was observed by the Independent Trustees that the Small Cap Fund outperformed the Russell 2000 Index over both the one year and since inception periods ended March 31, 2008. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "small cap blend" funds, which is the category to which the Small Cap Fund has been assigned. The Independent Trustees noted that for the one year period ended March 31, 2008, the Small Cap Fund's -9.35% return was significantly higher than the performance of the average fund in the Morningstar small cap blend category (-13.30%) over the same period. They reviewed performance information with respect to the Adviser's other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives. The Independent Trustees also considered the consistency of the Adviser's management of the Small Cap Fund with the Fund's investment objective and policies. The Independent Trustees concluded that the investment performance of the Small Cap Fund has been above average.

(iii) THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Investment Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds, focusing on other funds included in their respective Morningstar categories. It was observed by the Independent Trustees that the Market Neutral Fund's advisory fee of 2.25% and its overall expense ratio of 2.48% (which excludes interest and dividends expense) were each higher than the average advisory fee (1.19%) and average expense ratio (2.18%) for Morningstar's "long short" fund category. The Independent Trustees performed a similar comparison for the Small Cap Fund, finding that the Small Cap Fund's advisory fee of 1.53% (including the performance fee adjustment) and its overall expense ratio of 2.03% were each higher than the average advisory fee (0.78%) and average expense ratio (1.39%) for Morningstar's "small cap blend" fund category.

      The Independent Trustees also considered the Adviser's analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2008. It was observed by the Independent Trustees that the Adviser has waived a portion of its advisory fees from the Market Neutral Fund and has reimbursed certain operating expenses of such Fund in order to maintain a more competitive expense ratio for the benefit of shareholders. Next, the Independent Trustees reviewed the revenue and expense information with respect to the Small Cap Fund and noted that the Adviser has yet to recognize any profits with respect

TFS CAPITAL INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

      to its services to the Small Cap Fund and, in fact, has yet to collect any advisory fees. It was further noted that not only has the Adviser waived all of its advisory fees since the inception of the Small Cap Fund, it has also reimbursed a significant amount of other operating expenses of such Fund. The Independent Trustees also discussed the Small Cap Fund's performance fee arrangement, noting that from April 1, 2007 through March 31, 2008, the Adviser would have received additional fees pursuant to the performance fee adjustment but, because the Adviser is currently waiving all of its advisory fees, the performance fee adjustment is not significant to the current analysis. The Independent Trustees reviewed the balance sheet of the Adviser as of March 31, 2008 and concluded that the Adviser has the necessary financial resources to serve as the Funds' investment adviser. The Independent Trustees considered the "fallout benefits" to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a full discussion and consideration of the foregoing, the Independent Trustees concluded that the fees paid by each Fund to the Adviser are reasonable.

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS A FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF A FUND'S INVESTORS. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They observed that the Market Neutral Fund has grown its assets to the point where the Adviser has recently begun to collect its full advisory fee from the Market Neutral Fund and, with respect to the Small Cap Fund, the Adviser has not collected any of its advisory fees and continues to reimburse other expenses in order to cap the Small Cap Fund's overall expenses. The Independent Trustees concluded that, at current asset levels, even with the considerable growth in the Market Neutral Fund, it would not be relevant to consider the extent to which economies of scale are being realized. It was noted by the Independent Trustees that, to the extent that the Funds continue to grow, this factor will likely become a more important consideration at future contract renewals. The Independent Trustees determined that it is not necessary or appropriate to introduce fee breakpoints at the present time for either Fund. The Independent Trustees noted, however, that to the extent that a Fund continues to grow in assets, it may become necessary for the Adviser to consider adding fee breakpoints to such Fund's Investment Advisory Agreement.

The Independent Trustees concluded that, based on each Fund's performance record along with the Adviser's financial commitment to the Funds, they believe that the Adviser has provided high quality advisory services to the Funds. The Independent Trustees indicated that, although the advisory fees of the Funds are in the higher range of fees for other comparably managed funds, they believe the fees to be reasonable given the complexity of each Fund's investment strategies, the ongoing investment by the Adviser in research and development of new investment models, the above average performance records, the quality of services provided by the Adviser, the relatively small size of each Fund, and the level of profits accruing to the Adviser from the Advisory Agreements.

In conclusion, the Trustees did not identify any single factor discussed previously as all-important or controlling in their determination to approve the Investment Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreements were fair and reasonable, that the Adviser's fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that the Agreements are in the best interests of the Funds and their shareholders.

                      This page intentionally left blank.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $32,000 and $28,350 with respect to the registrant's fiscal years ended June 30, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,650 and $4,400 with respect to the registrant's fiscal years ended June 30, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended June 30, 2008 and 2007, aggregate non-audit fees of $4,650 and $4,400, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH     Code of Ethics

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S, Eiben
                             ---------------------------------------------------
                                    Larry S. Eiben, President

Date          September 2, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                             ---------------------------------------------------
                                    Larry S. Eiben, President

Date          September 2, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                             ---------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          September 2, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.